AQUILA ROCKY MOUNTAIN EQUITY FUND

                 Supplement to the prospectus
      for Class A and Class C shares dated April 30, 1996
              previously supplemented May 1, 1996

The following material is added to "Highlights":

     Class A Shares and Class C Shares of the Fund are only offered for sale in certain states. (See "How to Invest in the Fund.") If shares of the Fund are sold outside those states the Fund may be required to redeem them.

The following material is added to "How to Invest in the Fund":

     At the date of this supplement, Class A Shares and Class C Shares of the Fund are available only in the following states: Arizona, Colorado, District of Columbia, Hawaii, Idaho, Kentucky, Montana, Nebraska, Nevada, New Jersey, New Mexico, Ohio, Oregon, Utah and Wyoming. If you do not reside in one of these states you should not purchase shares of the Fund. If shares are sold outside of these states the Fund can redeem them. Such a redemption may result in a loss to you and may have tax consequences.

       The date of this supplement is December 27, 1996

                           Prospectus

                Aquila Rocky Mountain Equity Fund
                             [LOGO]

380 Madison Avenue                                 April 30, 1996
Suite 2300                            as supplemented May 1, 1996
New York, New York 10017
800-762-5955                                       Class A Shares
212-697-6666                                       Class C Shares


Aquila Rocky Mountain Equity Fund (the "Fund") is a mutual fund whose objective is capital appreciation. (See "Investment of the Fund's Assets.") It seeks to achieve its objective through investment in securities (primarily equity securities) of companies having a significant business presence in the general Rocky Mountain region of our country. See "Investment of the Fund's Assets."

     The Prospectus concisely states information about the Fund that you should know before investing. A Statement of Additional Information dated April 30, 1996 about the Fund (the "Additional Statement") has been filed with the Securities and Exchange Commission and is available without charge upon written request to Administrative Data Management Corp., the Fund's Shareholder Servicing Agent, at the address given below, or by calling the telephone number(s) given below. The Additional Statement contains information about the Fund and its management not included in the Prospectus. The Additional Statement is incorporated by reference in its entirety in the Prospectus. Only when you have read both the Prospectus and the Additional Statement are all material facts about the Fund available to you.

     SHARES OF THE FUND ARE NOT DEPOSITS IN, OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK. SHARES OF THE FUND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE.

     AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

      For Purchase, Redemption or Account inquiries contact
 The Fund's Transfer Agent: Administrative Data Management Corp.
           581 Main Street, Woodbridge, NJ 07095-1198
   Call 800-ROCKY-22 (800-762-5922) toll free or 908-855-5731

                      For General Inquiries
   Call 800-ROCKY-55 (800-762-5955) toll free or 212-697-6666

This Prospectus Should Be Read and Retained For Future Reference

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HIGHLIGHTS

     Aquila Rocky Mountain Equity Fund (the "Fund") is a diversified, open-end mutual fund which continuously offers to sell or redeem its shares on any business day (see "How to Invest in the Fund" and "How to Redeem Your Investment"). The Fund's shares are designed to be a suitable investment for investors who seek capital appreciation, primarily through the securities of companies having a significant business presence in the Rocky Mountain Region of the country.

     The Fund's investment objective is capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of companies having a significant business presence in the general Rocky Mountain region of our country, consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming. It is anticipated that under normal circumstances, the Fund will invest at least 65%, and possibly up to 100%, of its total assets in equity securities issued by such companies. Companies with a significant business presence in the Rocky Mountain Region are defined as those companies (i) whose principal executive offices are located in the Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region. Since the Fund's objective is capital appreciation, it is not expected to provide any significant current income to investors from dividend or interest payments. (See "Table of Expenses" and "Investment of the Fund's Assets.")

     Investment Selection Criteria - The Fund will acquire only those equity securities which, at the time of purchase, the Adviser considers to be reasonably priced issues of financially sound companies possessing good growth characteristics and solid management. The Fund may also make other types of investments. (See "Investment of the Fund's Assets.")

     Regional Portfolio Management - KPM Investment Management, Inc. (the "Adviser") serves as the Fund's investment adviser. The Fund's portfolio is managed in the Adviser's Denver office. The firm provides professional investment advisory services to a broad base of clients and currently manages over $750 million of clients' assets of which approximately $475 million consists of equity investments. The Adviser is a wholly-owned subsidiary of Kirkpatrick, Pettis, Smith, Polian Inc. ("Kirkpatrick, Pettis") which is a full service investment firm serving institutional and retail markets through its investment banking, sales and trading facilities. The firm currently provides professional investment advisory services to a broad base of clients and investment banking services to corporate and public finance clients. Tracing its history to 1925, Kirkpatrick, Pettis currently staffs 9 offices in Colorado, Iowa, Kansas, Missouri, Nebraska and New York that serve primarily the midwest and Rocky Mountain regions. Since 1983 Kirkpatrick, Pettis has been a wholly-owned subsidiary of Mutual of Omaha Insurance Company.

     Aquila Management Corporation, the Fund's founder and Sub-Adviser and Administrator, is the founder of and serves as administrator for three other funds with a Rocky Mountain Region orientation: Tax-Free Trust of Arizona, with assets of $387 million, Tax-Free Fund of Colorado, with assets of $215 million and Tax-Free Fund For Utah, with assets of $29 million, all as of March 31, 1996. Through its Denver office, the Adviser currently acts as investment adviser for Tax-Free Fund of Colorado. See "Management Arrangements."

     Fee Arrangements - The Fund can pay fees at an annual rate of up to 0.70 of 1% of average annual net assets to its Adviser and up to 0.80 of 1% of average annual net assets to its Sub-Adviser and Administrator (for total fees at a rate of up to 1.50% of the first $15 million of average annual net assets). The overall rates of these fees decline as the asset size of the Fund increases. See "Advisory and Administration Fees." Some or all of these fees may be waived in the early development phase of the Fund. In addition, the Fund can pay a service fee of up to 0.25 of 1% of average annual net assets to brokers and other investment professionals. (See "Table of Expenses," "Management Arrangements" and "Distribution Plan.")

     Diversification - The Fund will invest its assets in a number of different securities. Additionally, investments will be spread over a reasonably broad range of industries. Only the most affluent investors can achieve such diversification on their own among securities of Rocky Mountain Companies. In general, a diversified portfolio, such as is provided by the Fund, can be used to reduce your investment risk as compared with less diversified portfolios. See "Investment of the Fund's Assets."

     Initial Investment - You may open your account with any purchase of $1,000 or more or by opening an Automatic Investment Program which makes purchases of $50 or more each month. See the Application, which is in the back of the Prospectus. (See "How to Invest in the Fund," which includes applicable sales charge information.)

     Additional Investments - You may make additional investments at any time and in any amount, directly or, if in an amount of $50 or more, through the convenience of having your investment electronically transferred from your financial institution account into the Fund by Automatic Investment or Telephone
Investment. (See "How to Invest in the Fund.")

     Alternative Purchase Plans - The Fund provides two alternative ways for individuals to invest. (See "Alternative Purchase Plans.") One way permits individual investors to pay distribution and certain service charges principally at the time they purchase shares; the other way permits investors to pay such costs over a period of time, but without paying anything at time of purchase, much as goods can be purchased on an installment plan. For this purpose the Fund offers the following classes of shares, which differ in their expense levels and sales charges:

     * Front-Payment Class Shares ("Class A Shares") are offered to anyone at net asset value plus a sales charge, paid at the time of purchase, at the maximum rate of 4.25% of the public offering price, with lower rates for larger purchases. (See "How to Purchase Class A
          Shares.") Class A Shares are subject to an asset retention service fee under the Fund's
          Distribution Plan at the rate of 0.25 of 1% of the average annual net assets represented by the Class A Shares. (See "Distribution
          Plan.")

     * Level-Payment Class Shares ("Class C Shares") are offered to anyone at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Class C Shares. (See "Distribution Plan" and
          "Service Plan.") Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. In addition,
          Class C Shares are subject to a contingent deferred sales charge ("CDSC") if redeemed before they have been held for 12 months from the date of purchase; this charge is 1%, calculated on the net asset value of the Class C Shares at the time of purchase or at redemption, whichever is less. There is no CDSC after Class C Shares have been held beyond the applicable period. (See
          "Alternative Purchase Plans," "Computation of
          Holding Periods for Class C Shares" and "How to Purchase Class C Shares.")


     The Fund also issues Institutional Class Shares ("Class Y
Shares") that are sold only to certain institutional investors.
Class Y Shares are not offered by this Prospectus.

     Redemptions - Liquidity - You may redeem any amount of your account on any business day at the next determined net asset value by telephone, FAX or mail request, with proceeds being sent to a predesignated financial institution, if you have elected Expedited Redemption. Proceeds will be wired or transferred through the facilities of the Automated Clearing House, wherever possible, upon request, if in an amount of $1,000 or more, or will be mailed. For these and other redemption procedures see "How to Redeem Your Investment." There are no penalties or redemption fees for redemption of Class A Shares. However, there is a contingent deferred sales charge with respect to certain Class A Shares which have been purchased in amounts of $1 million or more (see "Purchases of $1 Million or More"). If you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a Contingent Deferred Sales Charge ("CDSC") at the rate of 1%. (See "Alternative Purchase Plans" --"Class C Shares.")

     Distributions from the Fund - Distribution of any income net of operating expenses or any net realized capital gains will be made annually. The Fund's net income and short-term capital gains are taxed as ordinary income, while long-term capital gains distributions are taxed to you as long-term capital gains, regardless of how long you have held your shares. See "Dividend and Tax Information."

     Convenience - Through ownership of a single security consisting of shares of the Fund, you achieve investment participation in a variety of Rocky Mountain Companies and are relieved of all the various inconveniences - including selecting, purchasing or selling, continuously monitoring, handling, and safekeeping - associated with direct investment in individual securities of those companies. The Fund handles all paperwork involved with share ownership, advising you of the Federal tax status of dividends and capital gains and providing you with simplified records. You receive statements of your account quarterly as well as each time you add to your investment or redeem part or all of it. Additionally, you receive a semi-annual report and an audited annual report.

     Exchanges - You may exchange Class A or Class C Shares of the Fund into corresponding classes of shares of the Aquila-sponsored tax-free municipal bond mutual funds. You may also exchange them into shares of certain Aquila-sponsored money market funds. The exchange prices will be the respective net asset values of the shares. (See "Exchange Privilege.")

     Risk Factors - The Fund seeks to provide you with capital appreciation over a period of time. The value of the Fund's shares will fluctuate due to changes in the equity markets and the proceeds of redemptions may be more or less than your cost. The Fund's assets, being primarily or entirely invested in the securities of Rocky Mountain Companies, are subject to economic and other conditions affecting that area and it may have less diversification than funds without this investment policy. (See "Risks and Special Considerations Regarding the Rocky Mountain Region.") The Fund may also to a limited degree buy put options and buy and sell call options; there may be risks associated with these practices. (See "Options Transactions.")


                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                               TABLE OF EXPENSES

                                                        Class A    Class C
                                                        Shares     Shares
Shareholder Transaction Expenses
   Maximum Sales Charge Imposed on Purchases ..........  4.25%      None
   (as a percentage of offering price)
   Maximum Sales Charge Imposed on Reinvested Dividends  None       None
   Deferred Sales Charge ..............................  None(1)    1.00%(2)
   Redemption Fees ....................................  None       None
   Exchange Fee .......................................  None       None

Annual Fund Operating Expenses (3)
(as a percentage of average net assets)
   Management Fees After Waivers (4) ..................  0.00%      0.00%
   12b-1 Fee ..........................................  0.25%      0.75%
   All Other Expenses After Expense
     Reimbursement (4) ................................  1.66%      1.91%
       Service Fee ...............................  None       0.25%
       Other Expenses After Expense
         Reimbursement (4) .......................  1.66%      1.66%
   Total Fund Operating Expenses After Expense
     Reimbursement and Fee Waivers (4) ................  1.91%      2.66%

Example (5)
You would pay the following expenses on a $ 1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                  1 year   3 years   5 years   10 years
Class A Shares                     $61       $100      $141      $256
Class C Shares
   With complete redemption
        at end of period           $37       $83       $141      $265(6)
   With no redemption              $27       $83       $141      $265(6)


(1) Certain shares purchased in transactions of $1 million or more without a sales charge may be subject to a contingent deferred sales charge of up to 1% upon redemption during the first four years after purchase. See "Purchase of $1 Million or More".

(2) A contingent deferred sales charge of 1% is imposed on the redemption proceeds of the shares (or on the original price, whichever is lower) if redeemed during the first 12 months after purchase.

(3) Estimated based upon expenses incurred by the Fund during its most recent fiscal year. During that period, only Class A Shares were outstanding.

(4) The Adviser and the Sub-Adviser and Administrator (the "Sub-Adviser") have undertaken to waive all their fees until the Fund attains an asset size of $10 million. After the Fund attains the asset size of $10 million, it is anticipated that certain fees for that fiscal year will be waived following a predetermined formula. If the Adviser and Sub-Adviser determine that it would be advisable to waive some or all of their fees, it is anticipated that as the asset size of the Fund increases, waivers would be progressively reduced so that when assets exceed approximately $25 million a substantial portion or all of these fees would be paid. Since the Fund's inception, the Sub-Adviser, in its sole discretion, has been reimbursing some or all of the Fund's other operating expenses. Without fee waiver and expense reimbursement, the operating expenses of the Fund for the fiscal year ended December 31, 1995 would have been incurred at the following annual rates: for Class
A Shares, management fees, 1.50%; 12b-1 fee, 0.25%; and other expenses, 8.73%, resulting in Total Fund Operating Expenses of 10.48%; for Class
C Shares, management fees, 1.50%; 12b-1 fee, 0.75%; service fee, 0.25%; and other expenses, 8.73%, resulting in Total Fund Operating Expenses of 11.23%. If the Fund remains at the same asset size as on the date of this Prospectus (approximately $1.8 million) and the Sub-Adviser reimburses expenses as it currently intends, then, based upon expenses for the fiscal year ended December 31, 1995, the annual rates at which the Fund incurs Total Fund Operating Expenses will be 2.54% for Class
A Shares and 3.29% for Class C Shares.

(5) The expense example is based upon the above shareholder transaction expenses (in the case of Class A Shares, this includes a sales charge of $42.50 for a $1,000 investment) and estimated annual Fund operating expenses. It is also based upon amounts at the beginning of each year which includes the prior year's assumed results. A year's results consist of an assumed 5% annual return less total operating expenses;
the expense ratio was applied to an assumed average balance (the year's starting investment plus one-half the year's results). Each figure represents the cumulative expenses so determined for the period specified.

(6) Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares.



THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF
PAST
OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE
SHOWN. THE SECURITIES AND EXCHANGE COMMISSION SPECIFIES THAT ALL
MUTUAL
FUNDS USE THE 5% ANNUAL RATE OF RETURN FOR PURPOSES OF PREPARING
THE
ABOVE EXAMPLE. THE ASSUMED 5% ANNUAL RETURN SHOULD NOT BE
INTERPRETED
AS A PREDICTION OF AN ACTUAL RETURN, WHICH MAY BE HIGHER OR LOWER.
THE
EXAMPLE ALSO REFLECTS THE MAXIMUM SALES CHARGE. (SEE "HOW TO INVEST
IN
THE FUND").

The purpose of the above table is to assist the investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. Although not obligated to do so, those entitled to investment advisory and administration fees expect to waive a portion or all of those fees in the early stages of the Fund's existence and Aquila Management Corporation, the organizer and Sub-Adviser of the Fund, may reimburse the Fund for various expenses; the above table reflects one possible such arrangement and should not be considered as a commitment or prediction that any fees, or that any particular portion of fees, will be waived, or that any particular expenses will be reimbursed. (See "Management Arrangements" for a more complete description of the various investment advisory and administration fees.)


The following historical financial information applies only to shares of the Fund which have been designated Class A Shares, upon adoption of the class structure described in the Prospectus.
Similar information does not exist for Class C Shares.


                AQUILA ROCKY MOUNTAIN EQUITY FUND
                      FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

     The following table of Financial Highlights has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is included in the Fund's financial statements contained in its Annual Report, which are incorporated by reference into the Additional Statement. The information provided in the table should be read in conjunction with the financial statements and related notes.

                                     Year Ended   Period Ended
                                    December 31,  December 31,
                                        1995         1994**
Net Asset Value,
  Beginning of Period...............  $11.06        $11.43

Income from Investment Operations:
  Net investment
  income (loss).....................  (0.07)          ---
  Net gain (loss) on securities
  (both realized and unrealized)....   2.25         (0.37)
  Total from Investment
  Operations........................   2.18         (0.37)

Less Distributions:
  Dividends from net investment
  income............................  (0.01)          ---
  Distributions from capital gains..  (0.10)          ---
  Total Distributions...............  (0.11)          ---

Net Asset Value, End of Period......  $13.13        $11.06

Total Return (not reflecting
  sales load).......................  19.68%        (3.24)% +

Ratios/Supplemental Data
  Net Assets, End of Period
  (in thousands)....................  $1,737         $530
  Ratio of Expenses to Average
  Net Assets........................   1.91%         1.19% *
  Ratio of Net Investment Income
  to Average Net Assets............. (0.60)%          ---
  Portfolio Turnover Rate...........  15.14%         2.95% +

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:

Net Investment Income (loss)........  $(1.12)         $---
Ratio of Expenses to Average
Net Assets #........................  10.48%          18.20% *
Ratio of Net Investment Income to
Average Net Assets..................  (9.17)%          ---


** For the period from July 22, 1994 (commencement of operations) to December 31, 1994.

+    Not annualized.

*    Annualized.

# These ratios were annualized based on average net assets of $1,239,752 and $453,768, respectively. In general, as the Fund's net assets increase, the expense ratio will decrease.


                AQUILA ROCKY MOUNTAIN EQUITY FUND

                          INTRODUCTION

     Aquila Rocky Mountain Equity Fund is a diversified, open-end mutual fund which continuously offers to purchase or redeem its shares on any business day (see "How to Invest in the Fund" and "How to Redeem Your Investment.") The Fund's shares are designed to be a suitable investment for investors who seek capital appreciation primarily through the equity securities of companies operating in the Rocky Mountain region of the country.

     The Fund provides you with the opportunity to have the benefits of a diversified and professionally managed portfolio of securities intended to allow participation in the economic development of the Rocky Mountain Region. Through the convenience of a single security consisting of shares of the Fund, you are relieved of all the various inconveniences - including selecting, purchasing or selling, continuously monitoring, handling, and safekeeping - associated with direct investment in individual securities of various Rocky Mountain Companies.

     The Fund was organized by Aquila Management Corporation (the "Sub-Adviser"), which has provided administrative and/or investment advisory services to various mutual funds founded by it since 1984. It currently acts as administrator to thirteen Aquila-sponsored funds, including the Fund, with combined net assets as of December 31, 1995 in excess of $2.7 billion. Continuous and active portfolio management of the Fund is provided by its regionally-located investment adviser, KPM Investment Management, Inc.

                 INVESTMENT OF THE FUND'S ASSETS

     The Fund's investment objective, which is a fundamental policy of the Fund, is to purchase and hold securities for capital appreciation. There is no assurance that the Fund will achieve its objective. The Fund does not expect to receive dividends of sufficient size to enable it to provide investors with any significant amount of current income and during at least its early fiscal years expects to apply all of such income to Fund operating expenses so that none will be available for distribution to shareholders.

     As used in the Prospectus and Additional Statement, the general area consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming is called the "Rocky Mountain Region." The Fund seeks to achieve its objective by investing primarily in equity securities of companies ("Rocky Mountain Companies") having a significant business presence in the Rocky Mountain Region. It is anticipated that under normal circumstances, the Fund will invest at least 65%, and possibly up to 100%, of its total assets in securities issued by such companies.

     For purposes of this Prospectus, companies with a significant business presence in the Rocky Mountain Region are defined as those companies (i) whose principal executive offices are located in the Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region. In determining that companies have a significant business presence in the Rocky Mountain Region, the Adviser may rely on any publicly available information about those companies that it considers reliable. There may be risks associated with this investment policy. (See "Risk Factors and Special Considerations.")

     As used in the Prospectus, the term "equity securities" means (i) common stocks and (ii) preferred stocks, bonds, debentures and notes convertible into common stocks. Under normal conditions, it is anticipated that the Fund will invest at least 65%, and possibly up to 100%, of its total assets in such securities. The Fund may also, to a limited extent, make certain other types of investments. (See below.)

     In unusual market conditions when the Adviser believes a defensive posture for the Fund's investments is warranted, the Fund may temporarily invest a portion or all of its assets in high quality fixed-income securities such as U.S. Treasury securities, corporate bonds or high grade short-term money-market securities, without geographic or percentage limitation. Only corporate securities rated "A" or equivalent by a nationally recognized statistical rating organization will be purchased. See the Additional Statement for a description of these organizations and an explanation of their ratings.

     Since the practice of many growth-oriented companies in which the Fund will invest is to reinvest most or all of their earnings in the development of their business, the Fund does not expect to receive dividends enabling it to provide investors with any significant amount of current income.

     In general, the Fund will take a long-term approach toward investing. Accordingly, the turnover rate will normally be consistent with this approach. (See "Portfolio Turnover.") At times the Fund may make investments for short-term purposes. Also, under changing market conditions, the Fund may dispose of portfolio securities whenever the Adviser deems such action advisable without regard to the length of time the securities have been held.

     In selecting investments for the Fund, the Adviser will generally employ the investment philosophy of seeking to invest in established, financially sound, well-managed Rocky Mountain Companies whose securities it considers to be selling at a reasonable price relative to their growth rate and anticipated future values. Emphasis will be placed upon selection of Rocky Mountain Companies whose securities are selling at lower than average prices; other securities may be selected whose issuers the Adviser believes are experiencing better than average growth. It is anticipated that a number of factors will be considered in investment selection, including but not limited to: product characteristics and market potential, operating ratios, management abilities, intrinsic value of securities, securities' market action, and the overall economic, monetary, political and market environment. The Adviser currently focuses on approximately 300-400 Rocky Mountain Companies from which it selects investments for the Fund's portfolio.

     Although the Fund may invest in large capitalization companies, it is anticipated that the companies represented in the Fund's portfolio will be primarily those having middle size to smaller size market capitalization which the Adviser believes offer the potential of capital appreciation due to their overall characteristics. These companies are likely to be less well known because they are smaller in size, have smaller capitalizations, and have a lesser number of shares traded. The prices of securities of such companies may be more volatile than the prices of securities of issuers which are more mature, have larger capitalizations and whose securities are more actively traded.

Convertible Securities

     The Fund may invest up to 25% of its assets in convertible securities, primarily of Rocky Mountain Companies, if the Adviser believes there is potential of capital growth through the conversion option and greater investment income prior to conversion. Only convertible securities rated investment grade by a nationally recognized statistical rating organization will be purchased. Not more than 5% of the Fund's net assets may be invested in such securities having the lowest of the four investment grade ratings. Obligations rated in the fourth such credit rating are considered by the rating agencies to be of medium quality and thus may present investment risks not present in more highly rated obligations. Such bonds lack outstanding investment characteristics and may in fact have speculative characteristics as well; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. See the Additional Statement for a description of these organizations and an explanation of their ratings.

     A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the dividends received from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords the opportunity through its conversion feature to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Warrants

     The Fund may also invest up to 5% of its net assets, as determined at time of purchase, in warrants of Rocky Mountain Companies. Warrants entitle the holder to purchase a fixed number of shares of the common stock of the issuer at a fixed price during certain specified times. The value of the warrants from time to time depends upon the market evaluation of the likelihood that exercise of the warrants would be economically advantageous before they expire. The market price of warrants tends to be more volatile than that of the underlying common stock.

Options Transactions

     The Fund may purchase put and write (i.e., sell) call options and purchase call options for hedging purposes or in order to generate additional income or for taking a position in a security deemed attractive by the Adviser. The Fund will purchase or write options only on equity securities that are traded on national securities exchanges or that are listed on NASDAQ (NASDAQ options). The Fund may purchase put and write call options only on equity securities which are held in the Fund's investment portfolio or to close out positions. Additionally, the Fund may purchase calls on securities which are not in the Fund's portfolio or to close out positions.

     The Fund will not (a) write call options if immediately after any such transaction, the aggregate value of the securities underlying the calls would exceed 20% of the Fund's net assets, or (b) purchase put or call options if, immediately after such purchases, the premiums paid for all such options owned at the time would exceed 5% of the Fund's net assets. The Fund will not write put options except to close out positions. See the Additional Statement for a description of these instruments and their uses.

     While the Fund may engage in puts and calls to a limited extent, there are certain risks associated with this activity that are different than investing in the underlying securities directly (see the Additional Statement). Option transactions involve risks and transaction costs which the Fund would not incur if it did not engage in option transactions. If the Adviser's predictions of movements in the direction of the securities markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options include dependence upon the Adviser's ability to predict correctly movements in the direction of securities prices and the possible absence of a liquid secondary market for any particular instrument at any time. See the Additional Statement for a description of these and other risks with respect to option transactions.

Lending of Portfolio Securities

     In order to generate additional income, the Fund may lend portfolio securities, up to 25% of the net assets, to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will enter into loan arrangements only with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Fund's Board of Trustees and will receive collateral in the form of cash or short-term U.S. Government securities equal at least to 100% of the value of the securities loaned. The value of the collateral and the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. However, the amounts received by the Fund may be reduced by any finders' fee paid to broker-dealers and any other related expenses.

Borrowings by the Fund

     The Fund can borrow money for temporary or emergency purposes from a bank. The Fund will not borrow amounts in excess of 10% of net assets and will not purchase securities if borrowings are equal to or greater than 5% of net assets. The Fund intends primarily to exercise such borrowing authority to meet any abnormal level of shareholder redemptions and under circumstances where redemptions exceed available cash.

Repurchase Agreements

     The Fund may purchase securities subject to repurchase agreements, provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by at least one nationally recognized statistical rating organization. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Fund.

     Under a repurchase agreement, at the time the Fund purchases a security, the Fund also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

     Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Fund or its custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in book entry system, the book entry is maintained in the name of the Fund or its custodian.

     The Fund retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party. However, in the event of bankruptcy or other default by the other party, there may be possible delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest.

Shares of Investment Companies

     The Fund may purchase shares of investment companies with money market portfolios which are any of the money-market funds in the Aquilasm Group of Funds. As of the date of the Prospectus, these funds are Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Treasuries Cash Assets Trust (Original Shares) and Churchill Cash Reserves Trust. The Fund will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which the Fund invests may have a distribution plan under which it may pay for distribution expenses or services. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which the Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of the Fund so invested. The Fund may not invest in the shares of investment companies if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.

Risk Factors and Special Considerations

     While the Fund will be actively managed to seek growth of your capital, the value of the Fund's shares will fluctuate as a result of equity market factors. On redemption the value of your shares may be more or less than your cost.

     There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial conditions and profitability of the underlying company. Smaller companies may experience different growth rates and higher failure rates than those of larger companies having longer operating histories. Moreover, the stock price movements of smaller companies may experience more volatility than those of larger and more mature companies.

     There are two types of risk associated with owning debt securities: interest rate risk and credit risk. Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline and if interest rates fall, the value of debt securities will normally increase. All debt securities, including U.S. Government securities, which are generally considered to be the most creditworthy of all debt obligations, are subject to interest rate risk. Securities with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities.

     Credit risk relates to the ability of the issuer to make periodic interest payments and ultimately repay principal at maturity. The Fund does not intend to hold corporate debt securities unless the opportunities for capital appreciation and income, combined, remain attractive.

Risks and Special Considerations Regarding the
Rocky Mountain Region

     The Fund's assets, being primarily or entirely invested in the securities of Rocky Mountain Companies, are subject to economic and other conditions affecting the various states which comprise the Rocky Mountain Region.

     The states of the Rocky Mountain Region are characterized by wide differences in climate, great distances and relatively low population density. In some areas, availability of water is a factor of considerable importance in economic development and water issues will likely affect the growth and prosperity of much of the Region in the future. Originally heavily oriented toward the exploitation of natural resources, in recent years the economies of the states of the Rocky Mountain Region have shifted toward more diversity with increases in tourism, high technology and the service sector. The region has been characterized in recent years by population growth and immigration from other areas of the United States. Some of the states in the Rocky Mountain Region have experienced growth rates above the national averages.

     Because of the large size of the Rocky Mountain Region, the above factors may have varying importance from one state to another. It is not possible to predict what effect they may individually or collectively have on any particular company in which the Fund may choose to invest.

     In addition, companies with headquarters in the Rocky Mountain Region or with a significant business presence in the Region may also have significant business interests, sales and assets outside of the Region and may thus be subject to other economic influences. Because the Fund will invest most, and may invest all, of its assets in Rocky Mountain Companies, it may have less diversification than funds without this investment policy.

Portfolio Turnover

     Given the Fund's orientation to capital appreciation, it is not expected that the Fund's portfolio turnover rate will exceed
60%. See the Additional Statement.

                     INVESTMENT RESTRICTIONS

     The Fund has a number of policies about what it can and cannot do. Certain of these policies, identified in the Prospectus and Additional Statement as "fundamental policies," cannot be changed unless the holders of a "majority," as defined in the 1940 Act, of the Fund's outstanding shares vote to change them. All other policies can be changed from time to time by the Board of Trustees without shareholder approval. Some of the more important of the Fund's fundamental policies, not otherwise identified in the Prospectus, are set forth below; others are listed in the Additional Statement.

1. The Fund has industry investment requirements.

     The Fund cannot buy securities in any one industry if more than 25% of its total assets would then be invested in securities of that industry.

2. The Fund can make loans only by lending securities or entering into repurchase agreements.

     The Fund can lend its portfolio securities (see "Lending of Portfolio Securities") and can enter into repurchase agreements (see "Repurchase Agreements") but cannot otherwise make loans. The Fund can buy debt securities as described above (see "Investment of the Fund's Assets"); this is investing, not making a loan.

3. The Fund can borrow only in limited amounts for special purposes.

     The Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Fund's income. Except in connection with borrowings, the Fund will not issue senior securities. The Fund will not purchase any security while it has any outstanding borrowings which exceed 5% of the value of its total assets.

                    NET ASSET VALUE PER SHARE

     The Fund's net asset value and offering price per share are determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open (a "business day"). The close of the principal exchanges or other markets on which some of the Fund's portfolio securities are traded may be later than 4:00 p.m. The net asset value per share is determined by dividing the value of the net assets (i.e., the value of the assets less liabilities) by the total number of shares outstanding. Determination of the value of the Fund's assets is subject to the direction and control of the Fund's Board of Trustees. Securities listed on a national securities exchange or designated as national market system securities are valued at the last prior sale price or, if there has been no sale that day, at the bid price. The value of other securities is in general based on market value, except that short-term investments maturing in 60 days or less are generally valued at amortized cost; see the Additional Statement for further information.

                   ALTERNATIVE PURCHASE PLANS

     In the Prospectus, the Fund provides individual investors with the option of two alternative ways to purchase shares, through two separate classes of shares. All classes represent interests in the same portfolio of securities. The primary distinction among the classes of shares offered to individuals lies in their sales charge structures and ongoing expenses, as described below. You should choose the class that best suits your own circumstances and needs.

     If you choose to purchase Class A Shares you will pay the applicable sales charge at the time of your purchase. By purchasing Class C Shares, you will pay a sales charge over a period of six years after purchase but without paying anything at time of purchase, much as goods can be purchased on an installment plan. You are subject to a conditional deferred sales charge, described below, but only if you redeem your Class C Shares before they have been held 12 months from your purchase. (See "Computation of Holding Periods for Class C Shares.")

* Class A Shares, "Front-Payment Class Shares," are offered to anyone at net asset value plus a sales charge, paid at the time of purchase, at the maximum rate of 4.25% of the public offering price, with lower rates for larger purchases. Under the Fund's Distribution Plan, Class A Shares are subject to a fee of 0.25 of 1% of the average annual net assets of the Class A Shares. When you purchase Class A Shares, the amount of your investment is reduced by the applicable sales charge. Certain Class A Shares purchased in transactions of $1 million or more are subject to a contingent deferred sales charge. (See "Purchases of $1 Million or More.")

* Class C Shares, "Level-Payment Class Shares," are offered to anyone at net asset value with no sales charge payable at purchase but with a level charge for distribution fees and service fees for six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Class C Shares. (See "Distribution Plan" and "Shareholder Services Plan for Class C Shares.") Six years after the date of purchase, Class C Shares, including Class C Shares acquired in exchange for other Class C Shares under the Exchange Privilege (see "Exchange Privilege"), are automatically converted to Class A Shares. In addition, if you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a contingent deferred sales charge ("CDSC") at the rate of 1%, calculated on the net asset value of the redeemed Class C Shares at the time of purchase or of redemption, whichever is less. The amount of any CDSC will be paid to the Distributor. The CDSC does not apply to shares acquired through the reinvestment of dividends on Class C Shares or to any Class C Shares held for more than 12 months after purchase. In the Prospectus, 12-month and six-year holding periods are considered modified by up to one month depending upon when during a month your purchase of such shares is made. (See "Computation of Holding Periods for Class C Shares" and "How to Purchase Class C Shares.")

     In determining whether a CDSC is payable on a redemption of Class C Shares, it will be assumed that the redemption is made first of any shares acquired as dividends or distributions, second of any Class C Shares you have held for more than 12 months from the date of purchase and finally of those Class C Shares as to which the CDSC is payable which you have held the longest. This will result in your paying the lowest possible CDSC.

Computation of Holding Periods for Class C Shares

     For purposes of determining the holding period for Class C Shares, all of your purchases made during a calendar month will be deemed to have been made on the first business day of that month at the average cost of all purchases made during that month. The 12-month CDSC holding period will end on the first business day of the 12th calendar month after the date your purchase is deemed to have been made. Accordingly, the CDSC holding period applicable to your Class C Shares may be up to one month less than the full 12 months depending upon when your actual purchase was made during a month. Running of the 12-month CDSC holding period will be suspended for one month for each period of thirty days during which you have held shares of a money market fund you have received in exchange for Class C Shares under the Exchange Privilege. (See "Exchange Privilege.")

     Your Class C Shares will automatically convert to Class A Shares six years after the date of purchase, together with a pro-rata portion of all Class C Shares representing dividends and other distributions paid in additional Class C Shares. The Class C Shares so converted will no longer be subject to the higher expenses borne by the Class C Shares. The conversion will be effected at relative net asset values on the first business day of the month following that in which the sixth anniversary of your purchase of the Class C Shares occurred, except as noted below. Accordingly, the holding period applicable to your Class C Shares may be up to one month more than the six years depending upon when your actual purchase was made during a month. Because the per share value of Class A Shares may be higher than that of Class C Shares at the time of conversion, you may receive fewer Class A Shares than the number of Class C Shares converted. If you have made one or more exchanges of Class C Shares among the Aquila-sponsored tax-free municipal bond funds or equity funds under the Exchange Privilege, the six-year holding period is deemed to have begun on the date you purchased your original Class C Shares of the Fund or of another of the Aquila bond or equity funds. The six-year holding period will be suspended by one month for each period of thirty days during which you hold shares of a money market fund you have received in exchange for Class C Shares under the Exchange Privilege. (See "Exchange Privilege.")

     The following chart summarizes the principal differences between Class A Shares and Class C Shares.



                         Class A                  Class C
Initial Sales            Maximum of 4.25%         None
Charge                   of the public
                         offering price



Contingent               None (except             Maximum CDSC
Deferred                 for certain              of 1% if shares
Sales Charge             purchases over           redeemed before
                         $1 million)              12 months; 0%
                                                  after 12 months


Distribution and         0.25 of 1%               Distribution fee
Service Fees                                      of 0.75 of 1% and
                                                  a service fee of
                                                  0.25 of 1% for a
                                                  total of 1%,
                                                  payable for six
                                                  years

Other Information        Initial sales            Shares convert
                         charge waived            to Class A Shares
                         or reduced in            after six years
                         some cases



Factors to Consider in Choosing Classes of Shares

     This discussion relates to the major differences between Class A Shares and Class C Shares. It is recommended that any investment in the Fund be considered long-term in nature.

     Over time, the cumulative total cost of the 1% annual service and distribution fees on the Class C Shares will equal or exceed the total cost of the initial 4.25% maximum initial sales charge and 0.25 of 1% annual fee payable for Class A Shares. For example, if equal amounts were paid at the same time for Class A Shares (where the amount invested is reduced by the amount of the sales charge) and for Class C Shares (which carry no sales charge at the time of purchase) and the net asset value per share remained constant over time, the total of such costs for Class C Shares would equal the total of such costs for Class A Shares after approximately five and two-thirds years. This example assumes no redemptions and disregards the time value of money. Purchasers of Class C Shares have all of their investment dollars invested from the time of purchase, without having their investment reduced at the outset by the initial sales charge payable for Class A Shares. If you invest in Class A Shares you will pay the entire sales charge at the time of purchase. Accordingly, if you expect to redeem your shares shortly after purchase, you should consider the total cost of such an investment in Class A Shares compared with a similar investment in Class C Shares. The example under "Table of Expenses" shows the effect of Fund expenses for both classes if a hypothetical investment in each of the classes is held for 1, 3, 5 and 10 years. (See the Table of Expenses.)

     Dividends and other distributions paid by the Fund with respect to shares of each class are calculated in the same manner and at the same time. The dividends actually paid with respect to Class C Shares will be lower than those paid on Class A Shares because Class C Shares bear higher distribution and service fees and will have a higher expense ratio. In addition, the dividends of each class can vary because each class will bear certain class-specific charges. For example, each class will bear the costs of printing and mailing annual reports to its own shareholders.

                    HOW TO INVEST IN THE FUND

     The Fund's shares may be purchased through any investment broker or dealer (a "selected dealer") which has a sales agreement with Aquila Distributors, Inc. (the "Distributor") or through the Distributor. There are two ways to make an initial investment: (i) order the shares through your investment broker or dealer, if it is a selected dealer; or (ii) mail the Application with payment to Administrative Data Management Corp. (the "Agent") at the address on the Application. If you purchase Class A Shares the applicable sales charge, if any, will apply in either instance. Subsequent investments are also subject to the applicable sales charges. You are urged to complete an Application and send it to the Agent so that expedited shareholder services can be established at the time of your investment. Unless your initial investment is specified to be made in Class C Shares, it will be made in Class A Shares.

     The minimum initial investment for Class A Shares and Class C Shares is $1,000, except as otherwise stated in the Prospectus or Additional Statement. You may also make an initial investment of at least $50 by establishing an Automatic Investment Program for automatic investments of at least $50 per month and paying at least $50. (See below and "Automatic Investment Program" in the Application.) Such investment must be drawn in United States dollars on a United States commercial or savings bank or credit union or a United States branch of a foreign commercial bank (each of which is a "Financial Institution") . You may make subsequent investments in the same class of shares in any amount (unless you have an Automatic Withdrawal Plan). Your subsequent investment may be made through a selected dealer or by forwarding payment to the Agent, with the name(s) of account owner(s), the account number , the name of the Fund and the class of shares to be purchased. With subsequent investments, please send the pre-printed stub attached to the Fund's confirmations.

     Subsequent investments of $50 or more in shares of the same class as your initial investment can be made by electronic funds transfer from your demand account at a Financial Institution. To use electronic funds transfer for your purchases, your Financial Institution must be a member of the Automated Clearing House and the Agent must have received your completed Application designating this feature, or, after your account has been opened, a Ready Access Features form available from the Distributor or the Agent. A pre-determined amount can be regularly transferred for investment ("Automatic Investment"), or single investments can be made upon receipt by the Agent of telephone instructions from anyone ("Telephone Investment"). The maximum amount of each Telephone Investment is $50,000. Upon 30 days' written notice to shareholders, the Fund may modify or terminate these investment methods at any time or charge a service fee, although no such fee is currently contemplated.

     The offering price is the net asset value per share for Class C Shares and the net asset value per share plus the applicable sales charge for Class A Shares. The offering price determined on any day applies to all purchase orders received by the Agent from selected dealers that day, except that orders received by it after 4:00 p.m. New York time will receive that day's offering price only if such orders were received by selected dealers from customers prior to such time and transmitted to the Distributor prior to its close of business that day (normally 5:00 p.m. New York time); if not so transmitted, such orders will be filled at the next determined offering price. Selected dealers are required to transmit orders promptly. Investments by mail are made at the offering price next determined after receipt of the purchase order by the Agent. Purchase orders received on other than a business day will be executed on the next succeeding business day. Purchases by Automatic Investment and Telephone Investment will be executed on the first business day occurring on or after the date an order is considered received by the Agent at the price determined on that day. In the case of Automatic Investment your order will be executed on the date you specified for investment at the price determined on that day. If that day is not a business day your order will be executed at the price determined on the next business day. In the case of Telephone Investment your order will be filled at the next determined offering price. If your order is placed after the time for determining the net asset value of the Fund shares for any day it will be executed at the price determined on the following business day. The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Distributor when the Distributor judges it in the Fund's best interest to do so.

How to Purchase Class A Shares
(Front-Payment Class Shares)

     The following table shows the amount of the sales charges to a "single purchaser" (defined below) together with the dealer discounts paid to dealers and the agency commissions paid to brokers (collectively called the "commissions"):


                         Sales          Sales          Commis-
                         Charge         Charge         sions
                         as             as             as
                         Percentage     Approximate    Percentage
                         of Public      Percentage     of
Amount of                Offering       of Amount      Offering
Purchase                 Price          Invested       Price

Less than $50,000......  4.25%          4.44%          3.75%
$50,000 but less
   than $100,000.......  4.00%          4.17%          3.50%
$100,000 but less
   than $250,000.......  3.50%          3.63%          3.25%
$250,000 but less
   than $500,000.......  2.50%          2.56%          2.25%
$500,000 but less
   than $1,000,000.....  1.50%          1.52%          1.25%



     For purchase of $1 million or more see "Purchase of $1
Million or More," below.

     The table of sales charges is applicable to purchases of Class A Shares by a "single purchaser," i.e.: (a) an individual;
(b) an individual together with his or her spouse and their children under the age of 21 purchasing shares for his or their own accounts; (c) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Code and (e) a tax-exempt organization enumerated in Section 501(c)(3) or (13) of the Internal Revenue Code.

     Upon notice to all selected dealers, the Distributor may reallow up to the full amount of the applicable sales charge as shown in the above schedule during periods specified in such notice. During periods when all or substantially all of the entire sales charge is reallowed, such selected dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchase of $1 Million or More

     Class A Shares issued in purchases of $1 million or more by a single purchaser are called "CDSC Class A Shares." CDSC Class A Shares also include certain Class A Shares issued in purchases of $1 million or more under the program captioned "Special Dealer Arrangements," below. (CDSC Class A Shares do not include (i) Class A Shares purchased without sales charge pursuant to the terms described under "General," below and (ii) Class A Shares purchased in transactions of less than $1 million and when certain special dealer arrangements are not in effect under "Special Dealer Arrangements," below.)

     When you purchase CDSC Class A Shares you will not pay a sales charge at the time of purchase, and the Distributor will pay to any dealer effecting such a purchase an amount equal to 1% of the sales price of the shares purchased for purchases of $1 million but less than $2.5 million, 0.50 of 1% for purchases of $2.5 million but less than $5 million, and 0.25 of 1% for purchases of $5 million or more, if the CDSC Class A Shares remain outstanding for a period of at least one year. A pro-rata portion of this fee will be payable for each day the CDSC Class A Shares are outstanding in the first one-year period following issuance of such shares. The fee payable for each calendar quarter will be made within fifteen days of the end of that quarter.

     If you redeem all or part of your CDSC Class A Shares during the four years after your purchase of such shares, at the time of redemption you will be required to pay to the Distributor a special contingent deferred sales charge based on the lesser of
(i) the net asset value of your redeemed CDSC Class A Shares at the time of purchase or (ii) the net asset value of your redeemed CDSC Class A Shares at the time of redemption (the "Redemption Value"). The special charge will be an amount equal to 1% of the Redemption Value if the redemption occurs within the first two years after purchase, and 0.50 of 1% of the Redemption Value if the redemption occurs within the third or fourth year after purchase. The special charge will apply to redemptions of CDSC Class A Shares purchased without a sales charge pursuant to a Letter of Intent, as described below under "Reduced Sales Charges for Certain Purchases of Class A Shares." The special charge does not apply to shares acquired through the reinvestment of dividends on CDSC Class A Shares or to any CDSC Class A Shares held for more than four years after purchase. In determining whether the special charge is applicable, it will be assumed that the CDSC Class A Shares you have held the longest are the first CDSC Class A Shares to be redeemed, unless you instruct the Agent otherwise. It will also be assumed that if you have both CDSC Class A Shares and non-CDSC Class A Shares the non-CDSC Class A Shares will be redeemed first.

     For purposes of determining the holding period for CDSC Class A Shares, all of your purchases made during a calendar month will be deemed to have been made on the first business day of that month at the average cost of all purchases made during that month. The four-year holding period will end on the first business day of the 48th calendar month after the date your purchase is deemed to have been made. Accordingly, the CDSC holding period applicable to your CDSC Class A Shares may be up to one month less than the full 48 months depending upon when your actual purchase was made during a month. Running of the 48-month CDSC holding period will be suspended for one month for each period of thirty days during which you have held shares of a money market fund you have received in exchange for CDSC Class A Shares under the Exchange Privilege. (See "Exchange Privilege.")

Reduced Sales Charges for Certain Purchases of Class A Shares

     Right of Accumulation: If you are a "single purchaser" you may benefit from a reduction of the sales charge in accordance with the above schedule for subsequent purchases of Class A Shares if the cumulative value (at cost or current net asset value, whichever is higher) of Class A Shares you have previously purchased with a sales charge, together with Class A Shares of your subsequent purchase with such a charge, amounts to $50,000 or more.

     Letters of Intent: The foregoing schedule of reduced sales charges will also be available to "single purchasers" who enter into a written Letter of Intent (included in the Application) providing for the purchase, within a thirteen-month period, of Class A Shares of the Fund through a single selected dealer or through the Distributor. Class A Shares of the Fund which you previously purchased during a 90-day period prior to the date of receipt by the Distributor of your Letter of Intent and which you still own may also be included in determining the applicable reduction. For further details, including escrow provisions, see the Letter of Intent provisions of the Application.

     General: Class A Shares may be purchased at the next determined net asset value by the Fund's Trustees and officers, by the Trustees and officers of any other fund in the Aquilasm Group of Funds, by the directors, officers and certain employees, retired employees and representatives of the Adviser and its parent and affiliates, the Sub-Adviser and the Distributor, by selected dealers and brokers and their officers and employees, by a pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Code, by tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code, by certain persons connected with firms providing legal, advertising or public relations assistance, by certain family members of, and plans for the benefit of, the foregoing, and for the benefit of trust or similar clients of banking institutions over which these institutions have full investment authority if the Distributor has entered into an agreement relating to such purchases. Except for the last category, purchasers must give written assurance that the purchase is for investment and that the shares will not be resold except through redemption. There may be tax consequences of these purchases. Such purchasers should consult their own tax counsel. Shares may also be issued at net asset value in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party. If you own shares of any other fund in the Aquilasm Group of Funds (see "Exchange Privilege") and have an account in the Fund, arrangements may be made to have dividends paid by that other fund automatically invested in shares of the Fund at net asset value.

     The Fund permits the sale of its Class A Shares at prices that reflect the reduction or elimination of the sales charge to investors who are members of certain qualified groups meeting the following requirements. A qualified group (i) is a group or association, or a category of purchasers who are represented by a fiduciary, professional or other representative (other than a registered broker-dealer), which (ii) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares; (iii) gives its endorsement or authorization (if it is a group or association) to an investment program to facilitate solicitation of its membership by a broker or dealer; and (iv) complies with the conditions of purchase that are set forth in any agreement entered into between the Fund and the group, representative or broker or dealer. At the time of purchase you must furnish the Distributor with information sufficient to permit verification that the purchase qualifies for a reduced sales charge, either directly or through a broker or dealer.

     Certain Investment Companies: Class A Shares of the Fund may be purchased at net asset value without sales charge (except as set forth below under "Special Dealer Arrangements") to the extent that the aggregate net asset value of such Class A Shares does not exceed the proceeds from a redemption (a "Qualified Redemption"), made within 120 days prior to such purchase, of shares of another investment company on which a sales charge, including a contingent deferred sales charge, has been paid. Additional information is available from the Distributor.

     To qualify, the following special procedures must be followed:

     1. A completed Application (included in the Prospectus) and payment for the shares to be purchased must be sent to the Distributor, Aquila Distributors, Inc., 380 Madison Avenue, Suite 2300, New York, NY 10017 and should not be sent to the Shareholder Servicing Agent of the Fund, Administrative Data Management Corp. (This instruction replaces the mailing address contained on the Application.)

     2. The Application must be accompanied by evidence satisfactory to the Distributor that the prospective shareholder has made a Qualified Redemption in an amount at least equal to the net asset value of the Class A Shares to be purchased. Satisfactory evidence includes a confirmation of the date and the amount of the redemption from the investment company, its transfer agent or the investor's broker or dealer, or a copy of the investor's account statement with the investment company reflecting the redemption transaction.

     3. You must complete and return to the Distributor a Transfer Request Form, which is available from the Distributor.

     The Fund reserves the right to alter or terminate this privilege at any time without notice. The Prospectus will be supplemented to reflect such alteration or termination.

     Special Dealer Arrangements: During certain periods determined by the Distributor, the Distributor (not the Fund) will pay to any dealer effecting a purchase of Class A Shares of the Fund using the proceeds of a Qualified Redemption the lesser of (i) 1% of such proceeds or (ii) the same amounts described under "Purchase of $1 Million or More," above on the same terms and conditions. Class A Shares of the Fund issued in such a transaction will be CDSC Class A Shares and if you thereafter redeem all or part of such shares during the four-year period from the date of purchase you will be subject to the special contingent deferred sales charge described under "Purchases of $1 Million or More," above, on the same terms and conditions. Whenever the Special Dealer Arrangements are in effect the Prospectus will be supplemented.

How to Purchase Class C Shares
(Level-Payment Class Shares)

     Level-Payment Class Shares (Class C Shares) are offered at net asset value with no sales charge payable at purchase. A level charge is imposed for service and distribution fees for the first six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Fund represented by the Class C Shares. In addition, Class C Shares are subject to a contingent deferred sales charge ("CDSC") if redeemed before you have held them for 12 months from the date of purchase at the rate of 1%, calculated on the net asset value of the Class C Shares at the time of purchase or of redemption, whichever is less. There is no CDSC after Class C Shares have been held beyond the applicable period. The CDSC does not apply to shares acquired through the reinvestment of dividends on Class C Shares.

     The Distributor will pay to any dealer effecting a purchase of Class C Shares an amount equal to 1% of the sales price of the Class C Shares purchased.

Additional Compensation for Dealers

     The Distributor, at its own expense, may also provide additional compensation to dealers in connection with sales of any class of shares of the Fund. Additional compensation may include payment or partial payment for advertising of the Fund's shares, payment of travel expenses, including lodging, incurred in connection with attendance at sales seminars taken by qualifying registered representatives to locations within or outside of the United States, other prizes or financial assistance to securities dealers in offering their own seminars or conferences. In some instances, such compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of such shares. Dealers may not use sales of the Fund's shares to qualify for the incentives to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. The cost to the Distributor of such promotional activities and such payments to participating dealers will not exceed the amount of the sales charges in respect of sales of all classes of shares of the Fund effected through such participating dealers, whether retained by the Distributor or reallowed to participating dealers. No such additional compensation to dealers in connection with sales of shares of the Fund will affect the price you pay for shares or the amount that the Fund will receive from such sales. Any of the foregoing payments to be made by the Distributor may be made instead by the Administrator out of its own funds, directly or through the Distributor.

     Brokers and Dealers may receive different levels of compensation for selling different classes of shares.

Systematic Payroll Investments

     If your employer has established with the Fund a Systematic Payroll Investment Plan ("Payroll Plan") you may arrange for systematic investments into the Fund through a Payroll Plan. Investments can be made in either Class A Shares or Class C Shares. In order to participate in a Payroll Plan, you should make arrangements with your own employer's payroll department, and you must complete and sign any special application forms which may be required by your employer. You must also complete the Application included in the Prospectus. Once your application is received and put into effect, under a Payroll Plan the employer will make a deduction from payroll checks in an amount you determine, and will remit the proceeds to the Fund. An investment in the Fund will be made for you at the offering price, which includes applicable sales charges determined as described above, when the Fund receives the funds from your employer. The Fund will send a confirmation of each transaction to you. To change the amount of or to terminate your participation in the Payroll Plan (which could take up to ten days), you must notify your employer.

Confirmations and Share Certificates

     All purchases of shares will be confirmed and credited to you in an account maintained for you at the Agent in full and fractional shares of the Fund (rounded to the nearest 1/1000th of a share).

     No share certificates will be issued for Class C Shares. Share certificates for Class A Shares will be issued only if you so request in writing to the Agent. All share certificates previously issued by the Fund represent Class A Shares. No certificates will be issued for fractional Class A shares or if you have elected Automatic Investment or Telephone Investment for Class A Shares (see "How to Invest in the Fund" above) or Expedited Redemption (see "How to Redeem Your Investment" below). If certificates for Class A Shares are issued at your request, Expedited Redemption Methods described below will not be available. In addition, you may incur delay and expense if you lose the certificates.

The Fund and the Distributor reserve the right to reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

                        DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") under Rule 12b-1 (the "Rule") under the 1940 Act. The Rule provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a written plan adopted under the Rule. The Plan has three parts.

     Under the Plan, the Fund is authorized to make payments with respect to Class A Shares ("Class A Permitted Payments") to Qualified Recipients, which payments shall be made through the Distributor or shareholder servicing agent as disbursing agent and may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets represented by the Class A Shares of the Fund. Such payments shall be made only out of the Fund's assets allocable to the Class A Shares. "Qualified Recipients" means broker-dealers or others selected by the Distributor, including but not limited to any principal underwriter of the Fund, with which the Distributor has entered into written agreements and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Class A Shares or servicing of accounts of shareholders owning Class A Shares.

      Until May 1, 1996, all outstanding shares of the Fund were what are currently designated Class A Shares. During the fiscal year ended December 31, 1995, $3,099 was paid to Qualified Recipients under the Plan as then in effect, of which $371 was retained by the Distributor. (See the Additional Statement for a description of the Distribution Plan.)

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares ("Class C Permitted Payments"), to Qualified Recipients. Class C Permitted Payments shall be made through the Distributor or shareholder servicing agent as disbursing agent, and may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.75 of 1% of the average annual net assets represented by the Class C Shares of the Fund. Such payments shall be made only out of the Fund's assets allocable to the Class C Shares. "Qualified Recipients" means broker-dealers or others selected by the Distributor, including but not limited to any principal underwriter of the Fund, with which the Distributor has entered into written agreements and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Class C Shares or servicing of accounts of shareholders owning Class C Shares. Payments with respect to Class C Shares during the first year after purchase are paid to the Distributor and thereafter to other Qualified Recipients.

     Another part of the Plan is designed to protect against any claim against or involving the Fund that some of the expenses which might be considered to be sales-related which the Fund pays or may pay come within the purview of the Rule. The Fund believes that except for Permitted Payments it is not financing any such activity and does not consider any payment enumerated in this part of the Plan as so financing any such activity. However, it might be claimed that some of the expenses the Fund pays come within the purview of the Rule. If and to the extent that any payment as specifically listed in the Plan (see the Additional Statement) is considered to be primarily intended to result in or as indirect financing of any activity which is primarily intended to result in the sale of Fund shares, these payments are authorized under the Plan. In addition, if the Sub-Adviser, out of its own funds, makes payment for distribution expenses such payments are authorized. See the Additional Statement.

Shareholder Services Plan for Class C Shares

     Under a Shareholder Services Plan, the Fund is authorized to make payments with respect to Class C Shares ("Service Fees") to Qualified Recipients. Service Fees shall be paid through the Distributor or shareholder servicing agent as disbursing agent, and may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets represented by the Class C Shares of the Fund. Such payments shall be made only out of the Fund's assets represented by the Class C Shares. "Qualified Recipients" means broker-dealers or others selected by the Distributor, including but not limited to any principal underwriter of the Fund, with which the Distributor has entered into written agreements and which have agreed to provide personal services to holders of Class C Shares and/or maintenance of Class C Shares shareholder accounts. See the Additional Statement. Service Fees with respect to Class C Shares will be paid to the Distributor.

                  HOW TO REDEEM YOUR INVESTMENT

     You may redeem all or any part of your shares at the net asset value next determined after acceptance of your redemption request at the Agent (subject to any applicable contingent deferred sales charge for redemptions of Class C Shares and CDSC Class A Shares). For redemptions of Class C Shares and CDSC Class A Shares, at the time of redemption a sufficient number of additional shares will be redeemed to pay for any applicable contingent deferred sales charge. Redemptions can be made by the various methods described below. There is no minimum period for any investment in the Fund, except for shares recently purchased by check, Automatic Investment or Telephone Investment as discussed below. Except for CDSC Class A Shares (see "Purchases of $1 Million or More") there are no redemption fees or withdrawal penalties for Class A Shares. Class C Shares are subject to a contingent deferred sales charge if redeemed before they have been held 12 months from the date of purchase. (See "Alternative Purchase Plans.") A redemption may result in a transaction taxable to you. If you own both Class A Shares and Class C Shares and do not specify which you wish to redeem, it will be assumed that you wish to redeem Class A Shares.

     For your convenience the Fund offers expedited redemption for all classes of shares to provide you with a high level of liquidity for your investment.

Expedited Redemption Methods
(Non-Certificate Shares)

     You have the flexibility of two expedited methods of initiating redemptions. They are available as to shares of any class not represented by certificates.

     1. By Telephone. The Agent will accept instructions by telephone from anyone to redeem shares and make payments

          a) to a Financial Institution account you have predesignated or

          b) by check in the amount of $50,000 or less, mailed to you, if your shares are registered in your name at the Fund and the check is sent to your address of record, provided that there has not been a change of your address of record during the 30 days preceding your redemption request. You can make only one request for telephone redemption by check in any 7-day period.

     See "Redemption Payments " below for payment methods. Your name your account number and your address of record must be supplied.

     To redeem an investment by this method, telephone:

     Toll-free 800-ROCKY-22 (800-762-5922) or 908-855-5731.

     Note: The Fund, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     2. By FAX or Mail. You may also request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, by FAX at 908-855-5730 or by mail at 581 Main Street, Woodbridge, NJ 07095-1198, indicating account name(s), account number, amount to be redeemed, and any payment directions, signed by the registered holder(s). Signature guarantees are not required. See "Redemption Payments " below for payment methods.

     If you wish to use the above procedures you should so elect on the Expedited Redemption section of the Application or the Ready Access Features form and provide the required information concerning your Financial Institution account number. The Financial Institution account must be in the exclusive name(s) of the shareholder(s) as registered with the Fund. You may change the designated Financial Institution account at any time by completing and returning a Ready Access Features form. For protection of your assets, this form requires signature guarantees and possible additional documentation.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

     1. Certificate Shares. Certificates representing Class A Shares to be redeemed should be sent in blank (unsigned) to the Fund's Shareholder Servicing Agent: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, 581 Main Street, Woodbridge, NJ 07095-1198, with payment instructions. A stock assignment form signed by the registered shareholder(s) exactly as the account is registered must also be sent to the Shareholder Servicing Agent.

     For your own protection, it is essential that certificates be mailed separately from signed redemption documentation.
Because of possible mail problems, it is also recommended that certificates be sent by registered mail, return receipt requested.

     For a redemption request to be in "proper form," the signature or signatures must be the same as in the registration of the account. In a joint account, the signatures of both shareholders are necessary. Signature guarantees may be required if sufficient documentation is not on file with the Agent. Additional documentation may be required where shares are held by certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by other than the shareholder of record. If redemption proceeds of $50,000 or less are payable to the record holder and are to be sent to the record address, no signature guarantee is required, except as noted above. In all other cases, signatures must be guaranteed by a member of a national securities exchange, a U.S. bank or trust company, a state-chartered savings bank, a federally chartered savings and loan association, a foreign bank having a U.S. correspondent bank, a participant in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange, Inc. Medallion Signature Program (MSP). A notary public is not an acceptable signature guarantor.

     2. Non-Certificate Shares. If you own non-certificate shares registered on the books of the Fund, and you have not elected Expedited Redemption to a predesignated Financial Institution account, you must use the Regular Redemption Method. Under this redemption method you should send a letter of instruction to:
Administrative Data Management Corp., Attn: Aquilasm Group of Funds, 581 Main Street, Woodbridge, NJ 07095-1198, containing:

          Account Name(s);

          Account Number;

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed;

          Payment instructions (normally redemption proceeds will be mailed to your address as registered with the Fund);

          Signature(s) of the registered shareholder(s); and

          Signature guarantee(s), if required, as indicated above.

Redemption Payments

     Redemption payments will ordinarily be mailed to you at your address of record. If you so request and the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House to the Financial Institution account specified in the Expedited Redemption section of your Application or Ready Access Features form. The Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. The Fund has no present intention of making this charge. Upon 30 days' written notice to shareholders, the Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, it may charge you a fee for this service.

     The Fund will normally make payment for all shares redeemed on the next business day (see "Net Asset Value Per Share") following acceptance of the redemption request made in compliance with one of the redemption methods specified above. Except as set forth below, in no event will payment be made more than seven days after acceptance of such a redemption request. However, the right of redemption may be suspended or the date of payment postponed (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists which causes disposal of, or valuation of the net asset value of, the portfolio securities to be unreasonable or impracticable; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment for redemption of shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the Financial Institution on which the purchase check was drawn, or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Possible delays in payment of redemption proceeds can be eliminated by using wire payments or Federal Reserve drafts to pay for purchases. purchase check was drawn or from which the funds for Automatic }Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Possible delays in payment of redemption proceeds can be eliminated by using wire payments or Federal Reserve drafts to pay for purchases.

     If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. See the Additional Statement for details.

     The Fund has the right to compel the redemption of shares held in any account if the aggregate net asset value of such shares is less than $500 as a result of shareholder redemptions or failure to meet the minimum investment level under an Automatic Purchase Program. If the Board elects to do this, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

Reinvestment Privilege

     You may reinvest without payment of any additional sales charge all or part of any redemption proceeds within 120 days of a redemption of shares in shares of the Fund of the same class as the shares redeemed at the net asset value next determined after the Agent receives your reinvestment order. In the case of Class C Shares or CDSC Class A Shares on which a contingent deferred sales charges was deducted at the time of redemption, the Distributor will refund to you the amount of such sales charge, which will be added to the amount of the reinvestment. The Class C Shares or CDSC Class A Shares issued on reinvestment will be deemed to have been outstanding from the date of your original purchase of the redeemed shares, less the period from redemption to reinvestment. The reinvestment privilege for any class may be exercised only once a year, unless otherwise approved by the Distributor. If you have realized a gain on the redemption of your shares, the redemption transaction is taxable, and reinvestment will not alter any capital gains tax payable. If there has been a loss on the redemption, some or all of the loss may be tax deductible, depending on the amount reinvested and the length of time between the redemption and the reinvestment. You should consult your own tax advisor on this matter.

                    AUTOMATIC WITHDRAWAL PLAN

     You may establish an Automatic Withdrawal Plan if you own or purchase Class A Shares of the Fund having a net asset value of at least $5,000. The Automatic Withdrawal Plan is not available for Class C Shares.

     Under an Automatic Withdrawal Plan you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder account. Redemption of shares to make payments under the Automatic Withdrawal Plan will give rise to a gain or loss for tax purposes. See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus, the Additional Statement under "Automatic Withdrawal Plan," and "Dividend and Tax Information" below.

     Purchases of additional Class A Shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount at least equal to three times the annual withdrawal or $5,000, whichever is less.

                     MANAGEMENT ARRANGEMENTS

The Board of Trustees

     The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Additional
Statement lists the Fund's Trustees and officers and provides further information about them.

The Advisory Agreement

     KPM Investment Management, Inc. (the "Adviser") supervises the investment program of the Fund and the composition of its portfolio. Through its Denver office, the Adviser currently serves as investment adviser for Tax-Free Fund of Colorado, a tax-free municipal bond fund which was also founded and sponsored by Aquila Management Corporation.

     The services of the Adviser are rendered under an Investment Advisory Agreement (the "Advisory Agreement") which provides, subject to the control of the Board of Trustees, for investment supervision. The Advisory Agreement states that the Adviser shall, at its expense, provide to the Fund all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement. At the Adviser's expense the Adviser shall provide for pricing of the Fund's portfolio daily using a pricing service or other source of pricing information satisfactory to the Fund and, unless otherwise directed by the Board of Trustees, for pricing of the Fund's portfolio at least quarterly using another such source satisfactory to the Fund.

     Under the Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Fund and of those Trustees, if any, who are affiliated with the Adviser. Under the Advisory Agreement, the Fund bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under the Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Sub-Adviser under the Sub-Advisory and Administration Agreement or by the Fund's Distributor (principal underwriter) are paid by the Fund. The Advisory Agreement lists examples of such expenses borne by the Fund, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Fund and its shares under Federal and State securities laws, interest, taxes and brokerage commissions, and non-recurring expenses, including litigation.

     Under the Advisory Agreement, the Fund pays an Advisory fee computed on the net asset value of the Fund as set forth in the table that appears below.

     The Advisory Agreement contains provisions as to the allocation of the portfolio transactions of the Fund; see the Additional Statement. In general, the primary consideration in effecting transactions for the Fund is obtaining the most favorable prices and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser has complete freedom as to the markets in which and the broker-dealers through whom (acting on an agency basis or as principal) it operates to seek this result. The Adviser may consider a number of factors in determining which broker-dealers to use. These factors, which are more fully discussed in the Additional Statement, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. The Adviser is authorized to consider sales of shares of the Fund.

The Sub-Advisory and Administration Agreement

     Aquila Management Corporation, founder of the Fund, serves as Sub-Adviser and Administrator (the "Sub-Adviser") for the Fund under a Sub-Advisory and Administration Agreement (the "Sub-Advisory and Administration Agreement"). The Sub-Adviser is the founder and serves as administrator for three other funds oriented to the Rocky Mountain Region: Tax-Free Trust of Arizona, with assets of $387 million, Tax-Free Fund of Colorado, with assets of $215 million and Tax-Free Fund For Utah, with assets of $29 million, all as of March 31, 1996.

     At its own expense, the Sub-Adviser provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Sub-Adviser.

     Under the Sub-Advisory and Administration Agreement, subject to the control of the Fund's Board of Trustees, the Sub-Adviser provides such advisory services to the Fund, in addition to those services provided by the Adviser, as the Sub-Adviser deems appropriate.

     Under the Sub-Advisory and Administration Agreement, subject to the control of the Fund's Board of Trustees, the Sub-Adviser provides all administrative services to the Fund other than those relating to its investment portfolio handled by the Adviser under the Advisory Agreement. Such administrative services include, but are not limited to, overseeing all relationships between the Fund and its various support organizations including the transfer agent, custodian, legal counsel, auditors and principal underwriter. Its services include the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Fund and for the sale, servicing, or redemption of the Fund's shares. Additionally, the Sub-Adviser either keeps the accounting and other books and records of the Fund, including the computation of net asset value per share and the dividends (utilizing daily pricing of the securities in the Fund's portfolio performed by the Adviser under the Advisory Agreement) or, at its expense and responsibility, delegates such duties in whole or in part to a company satisfactory to the Fund. See the Additional Statement for a further description of functions listed in the Sub-Advisory and Administration Agreement as part of such duties.

     Under the Sub-Advisory and Administration Agreement, subject to the control of the Fund's Board of Trustees, the Sub-Adviser provides sub-advisory services to the Fund, which include review of the investment activities of the Fund, and may include providing the Adviser and the Fund with material relevant to the investment in securities of issuers in various states. Although such event is not anticipated, if the Advisory Agreement were terminated, the Sub-Adviser would assume the duties of managerial investment adviser, in addition to continuing its duties as sub-adviser and administrator, subject to and in compliance with the 1940 Act and the rules thereunder. In such event, it would be paid an additional fee at the rate currently paid to the Adviser. See the Additional Statement.

     The Sub-Advisory and Administration Agreement contains provisions as to the Sub-Adviser's allocation of the portfolio transactions of the Fund similar to those in the Advisory
Agreement; see the Additional Statement.

     Under the Sub-Advisory and Administration Agreement, the
Fund pays a sub-advisory and administration fee computed on the net asset value of the Fund as described in the table below.

Advisory and Sub-Advisory Fees

     Under the Advisory Agreement and the Sub-Advisory and Administration Agreement, the Fund pays fees to the Adviser and Sub-Adviser which are payable monthly and computed on the net asset value of the Fund at the end of each business day at different levels, depending on the net assets of the Fund. The aggregate annual rate of the fees payable with respect to net assets at different levels are set forth in the following table:



                          Aggregate Annual Rates

                                        Sub-Advisory and
                                        Administration
Fund Net Assets          Advisory Fee   Fee                 Total Fees

Up to $15 million.....   0.70 of 1%     0.80 of 1%          1.50%

$15 million up to
   $50 million........   0.55 of 1%     0.65 of 1%          1.20%

Above $50 million.....   0.40 of 1%     0.50 of 1%          0.90%



     The Adviser and the Sub-Adviser may each waive all or part of their respective fees during the early development phase of the Fund. The combined fees paid by the Fund to the Adviser and the Sub-Adviser are higher than those paid by most other investment companies. In authorizing such fees, the Board of Trustees considered a number of factors including the difficulties of managing a portfolio oriented primarily to the Rocky Mountain Region, and the expertise with respect to that area possessed by both the Adviser and the Sub-Adviser.

     The Adviser and Sub-Adviser have each agreed that their respective fees shall be reduced, but not below zero, by an amount equal to their respective pro-rata portions (based upon the aggregate fees of the Adviser and the Sub-Adviser) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, exceed the most restrictive expense limitation imposed upon the Fund in the states in which shares are then eligible for sale. At the present time none of the states in which the Fund's shares will be sold have any such limitation.

Information about the Adviser, the Sub-Adviser and the Distributor

     The Adviser provides professional investment advisory services to a broad base of clients and currently manages over $750 million in clients' assets, of which approximately $450 million consists of equity investments. The Adviser is a wholly-owned subsidiary of Kirkpatrick, Pettis, Smith, Polian Inc. ("Kirkpatrick, Pettis" ), which is a full service investment firm serving institutional and retail markets through its investment banking, sales and trading facilities.

     The Fund's portfolio is managed in the Adviser's Denver office. Mr. John Henry Schonewise is the Fund's Portfolio Manager. He has been a Vice President of the Adviser since 1994. From 1992 to 1994 he was Vice President and a portfolio manager of Banc One Investment Advisors Corporation. From 1985 through 1992, he was a portfolio manager at United Bank of Denver (now Norwest Bank, Denver). He holds a B.S. in Business Administration from the University of Nebraska at Lincoln and a M.A. in Economics from the University of Kansas.

     Tracing its history to 1925, Kirkpatrick, Pettis currently staffs 9 offices in Colorado, Iowa, Kansas, Missouri, Nebraska and New York that serve primarily the midwest and Rocky Mountain regions. Its principal office is located at 10250 Regency Circle, Omaha, NE 68114 and its Denver office is located at One Norwest Center, 1700 Lincoln Street, Denver, CO 80203. Since 1983, the Adviser has been a wholly-owned subsidiary of Mutual of Omaha Insurance Company, whose principal office is at Mutual of Omaha Plaza, Omaha, NE 68175.

     The Fund's founder, Sub-Adviser and Administrator is administrator to the Aquilasm Group of Funds, which consists of 13 funds, seven tax-free municipal bond funds , five money market funds and the Fund. As of December 31, 1995, these funds had aggregate assets of approximately $2.7 billion, of which approximately $800 million consisted of assets of money market funds and $1.9 billion consisted of assets of the tax-free bond funds. The Sub-Adviser, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann (directly, through a trust and through share ownership by his wife). See the Additional Statement for information on Mr. Herrmann.

     During the fiscal year ended December 31, 1995, the Fund accrued fees to the Adviser and Sub-Adviser respectively of $8,679 and $9,981. All of such fees were waived. In addition, the Sub-Adviser agreed to reimburse $86,185 of the Fund's expenses.

     The Distributor currently handles the distribution of the shares of thirteen funds, five money market funds, seven tax-free municipal bond funds and the Fund. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

     At the date of this Prospectus, there is a proposed transaction whereby all of the shares of the Distributor, which are currently owned by Mr. Herrmann, will be owned by certain directors and/or officers of the Sub-Adviser and/or the Distributor, including Mr. Herrmann.

                  DIVIDEND AND TAX INFORMATION

     The Fund distributes dividends from net investment income on an annual basis following the end of its fiscal year which is December 31st. If the Fund has had net long-term capital gains or net short-term capital gains for the year, it distributes dividends on those items at the same time. Short-term capital gains include the gains from the disposition of securities held less than one year, the premiums from expired call options written by the Fund and net gains from closing transactions with respect to such options. If required by tax laws to avoid excise or other taxes, dividends and/or capital gains distributions may be made more frequently. Dividends and other distributions paid by the Fund with respect to Class A Shares and Class C Shares are calculated at the same time and in the same manner. The per share dividends of Class C Shares will be lower than the per share dividends on the Class A Shares as a result of the higher service and distribution fees applicable to those shares. In addition, the dividends of each class can vary because each class will bear certain class-specific charges.

     Unless you request otherwise by letter addressed to the Agent or by filing an appropriate Application prior to a given ex-dividend date, dividends and distributions will be automatically reinvested in full and fractional shares of the Fund at net asset value on the record date for the dividend or distribution or other date fixed by the Board of Trustees. An election to receive cash will continue in effect until written notification of a change is received by the Agent. All shareholders, whether their dividends are received in cash or are being reinvested, will receive a quarterly account summary indicating the current status of their investment. There is no fixed dividend rate.

Tax Information

     The Fund intends to qualify for taxation as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code. As such, the Fund will not be taxed on its net investment income or its net realized capital gains, if any, to the extent they have been distributed to the Fund's shareholders. Distributions from the Fund's net income and net short-term capital gains are taxed as ordinary income. If the Fund has net long-term capital gains which are greater than its net short-term capital loses, it will distribute the excess and such distribution will be taxed to you as long-term capital gains, regardless of how long you have held your shares. Although distributions will be made in January, you must report the income or capital gain on your return for the prior calendar year, assuming you file your returns on a calendar year basis.

     For purposes of Federal income tax, certain options, if any, held by the Fund at the end of its fiscal year generally will be treated as having been sold at market value. As a general rule any gain or loss on such contracts will be treated as 60% long-term and 40% short-term. See the Additional Statement for more details on the tax aspects of options. Dividends paid by the Fund will qualify for the dividends received deduction for corporations only to the extent that they represent payment of qualifying dividend income received by the Fund. Shortly after the end of each calendar year, the Fund will send you a statement of the amount and nature of net income and capital gains.

     Distributions from the Fund, whether ordinary income or capital gain in nature, will be taxable to you whether you take them in cash or have them automatically reinvested in shares of the Fund.

     The Fund will be obliged to withhold certain percentages of distributions and pay over the amounts to the Internal Revenue
Service in either of two instances:

     (1) if you do not supply the Fund or the institution through which you receive distributions with your correct taxpayer identification number, which for most individuals is their Social Security number, the Fund will have to withhold 31% on ordinary income dividends, capital gains dividends and redemption payments; and

     (2) if you are a non-resident alien or foreign entity, the Fund will have to withhold 30% (or a lower rate if provided by treaty with the country in which the alien or entity resides) of such payments.

Tax Effects of Redemptions

     Normally, when you redeem shares of the Fund you will recognize capital gain or loss measured by the difference between the proceeds received in the redemption and the amount you paid for the shares. If you are required to pay a conditional deferred sales charge at the time of redemption, the amount of that charge will reduce the amount of your gain or increase the amount of your loss as the case may be. The gain or loss will be long-term if you held the redeemed shares for over a year, and short-term, if for a year or less.

Tax Effect of Conversion

     Class C Shares will automatically convert to Class A Shares approximately six years after purchase. No gain or loss will be recognized by the Fund or its shareholders upon such conversions; each shareholder's adjusted tax basis in the Class A Shares received upon conversion will equal the shareholder's adjusted tax basis in the Class C Shares held immediately before the conversion; and each shareholder's holding period for the Class A Shares received upon conversion will include the period for which the shareholder held as capital assets the converted Class C Shares immediately before conversion.

     The above information is a summary of the tax treatment that will be applied to the Fund and its distributions. If you have any questions, you should contact your tax adviser, particularly in connection with state and local taxes.

                       EXCHANGE PRIVILEGE

     There is an exchange privilege as set forth below among this Fund and certain tax-free municipal bond funds (the "Bond or Equity Funds") and certain money market funds (the "Money-Market Funds"), all of which are in the Aquilasm Group of Funds and have the same Administrator and Distributor as the Fund. All exchanges are subject to certain conditions described below. As of the date of this Prospectus, the Bond or Equity Funds are this Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Money-Market Funds are Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Treasuries Cash Assets Trust (Original Shares) and Churchill Cash Reserves Trust.

     Class A Shares of the Fund can be exchanged only into Class A Shares of any Bond or Equity Fund or into shares of the Money-Market Funds. Class C Shares can be exchanged only into Class C Shares of any Bond or Equity Fund that offers Class C Shares or into shares of the Money-Market Funds. At the date of the Prospectus, it is expected that all of the Bond or Equity Funds will offer Class C Shares by May 31, 1996.

Class A Shares Exchange Privilege

     Under the Class A Shares exchange privilege, once any applicable sales charge has been paid on Class A Shares of any Bond or Equity Fund, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times between Money-Market Funds and Bond or Equity Funds without the payment of any additional sales charge.

     CDSC Class A Shares of the Fund (see "Purchases of $1 Million or More" and "Special Dealer Arrangements") can be exchanged for CDSC Class A Shares of a Bond or Equity Fund or into a Money-Market Fund. The CDSC Class A Shares will not be subject to a contingent deferred sales charge at the time of exchange, but the contingent deferred sales charge will be payable upon a redemption which occurs before the expiration of the applicable holding period of any CDSC Class A Shares or any shares of a Money-Market Fund received on exchange for CDSC Class A Shares. (The contingent deferred sales charge does not apply to any shares acquired as a result of reinvestment of dividends and/or distributions.) For purposes of computing the time period for the applicable contingent deferred sales charge, the length of time of ownership of CDSC Class A Shares will be determined by the time of original purchase and not by the time of the exchange. Any period of 30 days or more during which any Money-Market shares received on an exchange of CDSC Class A Shares are held is not counted in computing the period of ownership of CDSC Class A Shares. (See "Alternative Purchase Plans.")

Class C Shares Exchange Privilege

     Under the Class C Shares exchange privilege, Class C Shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times between Money-Market Funds and for Class C Shares of Bond or Equity Funds. Class C Shares will not be subject to a contingent deferred sales charge at the time of exchange, but the contingent deferred sales charge will be payable upon redemption which occurs before the expiration of the applicable holding period of any Class C Shares or any shares of a Money-Market Fund received on exchange for Class C Shares. (The contingent deferred sales charge does not apply to any shares acquired as a result of reinvestment of dividends and/or distributions.) For purposes of computing the time period for the applicable contingent deferred sales charge or for the conversion of Class C Shares into Class A Shares, the length of time of ownership of Class C shares will be determined by time of original purchase and not by the time of the exchange. Any period of 30 days or more during which any Money-Market shares received on an exchange of Class C Shares are held is not counted in computing the period of ownership of Class C Shares. (See "Alternative Purchase Plans.")

Eligible Shares

     The "Class A Eligible Shares" of any Bond or Equity Fund are those Class A Shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Bond or Equity Fund on which any applicable sales charge was paid; (b) acquired by exchange for shares of a Money-Market Fund with payment of the applicable sales charge; (c) acquired in one or more exchanges between shares of a Money-Market Fund and a Bond or Equity Fund so long as the shares of the Bond or Equity Fund were originally purchased as set forth in (a) or (b); (d) acquired on conversion of Class C Shares or (e) acquired as a result of reinvestment of dividends and/or distributions on otherwise Class A Eligible Shares.

     The "CDSC Class A Eligible Shares" of any Bond or Equity Fund are those CDSC Class A Shares which were (a) acquired by direct purchase in the amount of $1 million or more without a sales charge or in certain purchases when Special Dealer Arrangements are in effect or which were received in exchange for CDSC Class A Shares of another Bond or Equity Fund acquired under the same conditions; (b) acquired by exchange for shares of a Money-Market Fund under the same conditions; (c) acquired in one or more exchanges between shares of a Money-Market Fund and a Bond or Equity Fund so long as the shares of the Bond or Equity Fund were originally purchased as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on otherwise CDSC Class A Eligible Shares.

     The "Class C Eligible Shares" of any Bond or Equity Fund are those shares which were (a) acquired by direct purchase including by exchange from a Money-Market Fund, or which were received in exchange for shares of Class C Shares of another Bond or Equity Fund; or (b) acquired as a result of reinvestment of dividends and/or distributions on otherwise Class C Eligible Shares.

     If you own Class A or Class C Eligible Shares of any Bond or Equity Fund, you may exchange them for shares of any Money Market Fund or the Class A or Class C Shares, respectively, of any other Bond or Equity Fund without payment of any sales charge or CDSC. The shares received will continue to be Class A or Class C Eligible shares.

     If you own shares of a Money-Market Fund which you have acquired by exchange for Class A Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for Class A Shares of any Bond or Equity Fund without payment of any sales charge.

     If you own shares of a Money-Market Fund which you have acquired by exchange for CDSC Class A Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for CDSC Class A shares of any Bond or Equity Fund but you will be required to pay the applicable contingent deferred sales charge if you redeem such shares before you have held CDSC Class A Shares for four years. You will also be required to pay the applicable contingent deferred sales charge if you redeem such shares of a Money-Market Fund before you have held CDSC Class A Shares for four years. The running of the four-year period is suspended during the period you hold shares of a Money-Market Fund received in exchange for CDSC Class A Shares.

     If you own shares of a Money-Market Fund which you have acquired by exchange for Class C Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for Class C Shares of any Bond or Equity Fund, but you will be required to pay the applicable contingent deferred sales charge if you redeem such Class C shares before you have held Class C Shares for 12 months. You will also be required to pay the applicable contingent deferred sales charge if you redeem such shares of a Money-Market Fund before you have held Class C Shares for 12 months. The running of the 12-month CDSC period and the six-year conversion period for Class C Shares is suspended during the period you hold shares of a Money-Market Fund received in exchange for Class C Shares. (See "Alternative Purchase Plans.")

     Shares of a Money-Market Fund may be exchanged for shares of another Money-Market Fund or for Class A Shares or Class C Shares of a Bond or Equity Fund; however, if the shares of a Money-Market Fund were not acquired by exchange of Eligible Shares of a Bond or Equity Fund or of shares of a Money-Market Fund acquired in such an exchange, they may be exchanged for Class A Shares of a Bond or Equity Fund only upon payment of the applicable sales charge.

     This Fund, as well as the Money-Market Funds and other Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Fund may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired and (iii) the ownership of the accounts from which and to which the exchange is made are identical.

      The Agent will accept telephone exchange instructions from anyone. To make a telephone exchange telephone:

      800-ROCKY-22 (800-762-5922) toll free or 908-855-5731

     Note: The Fund, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     Exchanges will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Agent of your exchange request. The exchange prices will be the respective net asset values of the shares, unless a sales charge is to be deducted in connection with an exchange of shares, in which case the exchange price of shares of a Bond or Equity Fund will be their public offering price. Prices for exchanges are determined in the same manner as for purchases of the Fund's shares. See "How to Invest in the Fund."

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period (see the Additional Statement); no representation is made as to the deductibility of any such loss should such occur.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that a portion or all of the dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free Money-Market Fund) are exempt from regular Federal income tax, and to the extent that a portion or all of the dividends paid by Pacific Capital U.S. Treasuries Cash Assets Trust (which invests in U.S. Treasury obligations) are exempt from state income taxes. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal Bond Fund or a tax-free Money-Market Fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a Bond Fund or a tax-free Money-Market Fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

                       GENERAL INFORMATION

Performance

     Advertisements, sales literature and communications to shareholders may contain various measures of the Fund's performance, including various expressions of total return.

     Average annual total return figures, as prescribed by the Securities and Exchange Commission, represent the average annual percentage change in value of a hypothetical $1,000 purchase, invested at the maximum public offering price (offering price includes any applicable sales charge) for 1- and 5-year periods and for a period since the inception of the Fund, to the extent applicable, through the end of such periods, assuming reinvestment (without sales charge) of all distributions. The Fund may also furnish total return quotations for other periods or based on investments at various applicable sales charge levels or at net asset value. For such purposes total return equals the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. See the Additional Statement.

     Performance figures are based upon past performance, reflect as appropriate all recurring charges against Fund income net of fee waivers and reimbursement of expenses, if any, and will assume the payment of the maximum sales charge on the purchase of shares, but not on reinvestment of income dividends for which the Fund does not impose a sales charge.

     The investment results of the Fund, like those of all other investment companies, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what the Fund's total return may be in any future period.

Description of the Fund and Its Shares

     The Fund is an open-end, diversified management investment company organized in 1993 as a Massachusetts business trust. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. If they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Fund may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order). The Board of Trustees may also, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights.

     In addition to Class A and Class C Shares, which are offered by this Prospectus, the Fund also has Institutional Class Shares ("Class Y Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail customers. Class Y Shares are offered by means of a separate prospectus, which can be obtained by calling the Fund at 800-ROCKY-55 (800-762-5955).

     The primary distinction among the Fund's three classes of shares lies in their different sales charge structures and ongoing expenses, which are likely to be reflected in differing yields and other measures of investment performance. All three classes represent interests in the same portfolio of securities and have the same rights, except that each class bears the separate expenses, if any, of its Distribution Plan and has exclusive voting rights with respect to its Plan.

     Of the shares of the Fund outstanding on April 10, 1996, the Sub-Adviser held of record 8,768 shares (7.1%) and M.
Quackenbush, 25 Corticelli Street, Florence, MA held of record
8,306 shares (6.7%), all of which were Class A Shares. Except for the last, the Fund has no information to indicate that the foregoing record holdings are not also beneficial.

     See the notes to the "Statement of Assets and Liabilities" in the Additional Statement for information as to the amortization of the Fund's organizational and start-up expenses.

Voting Rights

     At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. See the Additional Statement for information about shareholder voting if the Fund were in the future to have more than one portfolio (series). No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Fund except that the Fund's Board of Trustees may change the name of the Fund. The Fund may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Fund, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Fund. If not so terminated, the Fund will continue indefinitely.

               Application for Aquila Rocky Mountain Equity Fund
                      For Class A or Class C Shares only
                Please complete steps 1 through 4 and mail to:
                      ADM, Attn:  Aquilasm Group of Funds
                  581 Main Street, Woodbridge, NJ 07095-1198
                             Tel. #1-800-762-5922

STEP 1 ACCOUNT REGISTRATION

A. REGISTRATION

___Individual  (Use line 1)
___Joint Account*  (Use lines 1&2)
___For a Minor (Only one custodian and one minor permitted.)
   (Use line 3)
___For Trust, Corporation, Partnership or other Entity  (Use line 4)
* Joint Accounts will be Joint Tenants With Rights of Survivorship unless otherwise specified.

Please type or print name exactly as account is to be registered 1.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
2.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
3.________________________________________________________________
  Custodian's First Name      Middle Initial          Last Name
Under the _________Uniformed Gifts/Transfers to Minors Act.
            State
Custodian for ____________________________________________________
               Minor's First Name    Middle Initial    Last Name
                                     _____________________________
                                       Minor's Social Security No.
4. __________________________________________________________________
(Name of Corporation or Partnership. PLEASE INDICATE TYPE OF ORGANIZATION. If a Trust, include the name and date of the Trust Instrument. The name(s) of the Trustees in which account will be registered should be listed below. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or
Trust itself.)
  ______________________________________________________________________
Tax I.D. Number      Trustee(s) or Authorized Individual       Title


B. MAILING ADDRESS AND TELEPHONE NUMBER
__________________________________________________________________________
 Street or P.O. Box           City          State           Zip Code

(_______)_________________________________________________________________
Area Code      Daytime Telephone #      Occupation

__________________________________________________________________________
Employer's Name/Employer's Address        City               State

Citizen or resident of U.S.___ Other___
Check here___ if you are a non U.S. citizen or resident and not subject to back-up withholding. See certification in Step 4.


C. INVESTMENT DEALER OR BROKER:
(Important - to be completed by Dealer or Broker)

__________________________________________________________________________
Dealer Name                                  Branch Office Address
__________________________________________________________________________
Branch Office City/State                     Branch #
__________________________________________________________________________
Representative's Name    Rep #
(_______)_________________________________________________________________
Area Code      Telephone #              [Agent Use: Dealer # / Branch #]


STEP 2 PURCHASE OF SHARES

A. INITIAL INVESTMENT

Indicate Method of Payment (For either method, make check payable to Aquila Rocky Mountain Equity Fund)

Indicate class of shares:
__  Class A Shares (Front-Payment Class)
__  Class C Shares (Level-Payment Class)

IF NO SHARE CLASS IS MARKED, INVESTMENT WILL AUTOMATICALLY BE MADE IN CLASS A SHARES.

___Initial Investment $________________ (Minimum $1,000)
___Automatic Investment $________________(Minimum $50)
For Automatic Investment of at least $50 per month, you must complete Step 3, Section A, Step 4, Section A & B and attach a PRE-PRINTED
DEPOSIT SLIP OR VOIDED CHECK.


B. DISTRIBUTIONS

All income dividends and capital gains distributions will be reinvested in additional shares at Net Asset Value unless otherwise indicated below.

Dividends are to be:___ Reinvested  ___Paid in cash*
Capital Gains Distributions are to be: ___ Reinvested ___ Paid in cash*
    * For cash dividends, please choose one of the following options:

___Wire directly into my financial institution account, ATTACHED IS
   A VOIDED CHECK showing the account information where I would like the dividend deposited.

___Mail check to my address listed in Step 1a.


STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
(Check appropriate box)
___ YES ___ NO

This option provides you with a convenient way to have amounts automatically drawn on your financial institution account and invested in your Aquila Rocky Mountain Equity Fund account. To establish this program, please complete Step 4, Sections A & B of this Application.
I wish to make regular monthly investments of $ _________________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK


B. TELEPHONE INVESTMENT
(Check appropriate box)
___ YES ___ NO

This option provides you with a convenient way to add to your account (minimum of $50 and maximum of $50,000) at any time you wish by simply calling the Fund toll-free at 1-800-ROCKY-22. To establish this program, please complete Step 4, Sections A & B of this Application. YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.

C. LETTER OF INTENT
APPLICABLE TO CLASS A SHARES ONLY.

(See Terms of Escrow for Letter of Intent at the end of this application) (Check appropriate box)
___ YES ___ NO

I/we intend to invest in shares of the Fund during the 13-month period from the date of my first purchase pursuant to this Letter (which purchase cannot be more than 90 days prior to the date of this Letter), an aggregate amount (excluding any reinvestment of dividends or distributions) of at least $50,000 which together with my present holdings of Fund shares (at public offering price on date of this Letter), will exceed the minimum amount checked below:

___  $50,000    ___ $100,000   ___ $250,000
___  $500,000  ___  $1,000,000


D. AUTOMATIC WITHDRAWAL PLAN
APPLICABLE TO CLASS A SHARES ONLY.

(Minimum investment $5,000)
Application must be received in good order at least two weeks prior to 1st actual liquidation date.

(Check appropriate box)
___ YES ___ NO

Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, Administrative Data Management Corp. (the "Agent") is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

Dollar Amount of each withdrawal $ ______________beginning________________,
                                   Minimum: $50             Month/Year
Payments to be made: ___ Monthly or ___ Quarterly

___ Mail check to my address listed in Step 1a.


E. TELEPHONE EXCHANGE

This option allows you to effect exchanges among accounts in your name within the Aquila SM Group of Funds by telephone.

(Check appropriate box)
___ YES ___ NO

The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares of one Aquila-sponsored fund for shares of another Aquila-sponsored fund with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I(we) understand and agree to hold harmless the Agent, each of the Aquila Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of or acting or failure to act upon this Authorization.


F. EXPEDITED REDEMPTION

The proceeds will be deposited to your Financial Institution account listed.
(Check appropriate box)
___ YES ___ NO

Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my(our) account at a Financial Institution. The Financial Institution account must be in the same name(s) as this
Fund account is registered. YOU MUST ATTACH A PRE-PRINTED DEPOSIT
SLIP OR VOIDED CHECK.
_______________________________   ______________________________________
  Financial Institution                     Financial Institution
   Account Registration                         Account Number
_______________________________   ______________________________________
  Name of Financial Institution    Financial Institution Transit/Routing
                                                                 Number
_______________________________   ______________________________________
  Street                            City          State        Zip Code


STEP 4
Section A
DEPOSITOR'S AUTHORIZATION TO HONOR DEBITS

IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge my/our account for any drafts or debits drawn on my/our account initiated by the Agent, Administrative Data Management Corp., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number ______________________________________

Name and Address where my/our account is maintained

Name of Financial Institution______________________________________________

Street Address_____________________________________________________________

City_______________________________________State _________ Zip Code________

Name(s) and Signature(s) of Depositor(s) as they appear where account is registered

______________________________________________
        Please Print
X_____________________________________________  __________________
        Signature                                    Date
______________________________________________
        Please Print
X_____________________________________________  __________________
        Signature                                    Date


                        INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1. Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated
   Clearing House Association.

2. To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3. To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.


Section B

SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Fund and has received and read a current Prospectus of the Fund and agrees to its terms.

- I/We authorize the Fund and its agents to act upon these instructions for the features that have been checked.

- I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Fund and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Fund and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Fund account and to charge the account for any related charges.
  I/We acknowledge that shares purchased either through Automatic Investment or Telephone Investment are subject to applicable sales charges.

The Fund, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transaction if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number, name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for. If a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty, or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for more than 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Fund, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*
__________________________     ____________________________     _________
Individual (or Custodian)      Joint Registrant, if any            Date
__________________________     ____________________________     _________
Corporate Officer, Partner,    Title                               Date
Trustee(s), etc.

* For a Trust, Corporation or Association, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

- Certain features (Automatic Investment, Telephone Investment,
  Expedited Redemption and Direct Deposit of Dividends) are effective
  15 days after this form is received in good order by the Fund's Agent.

- You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

- Either the Fund or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

- The Fund reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

- If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-ROCKY-55 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution changes is effective in 15 days after this form is received in good order by the Fund's Agent.


TERMS OF LETTER OF INTENT AND ESCROW

      By checking Box 3c and signing the Application, the investor is entitled to make each purchase at the public offering price applicable to a single transaction of the dollar amount checked above, and agrees to be bound by the terms and conditions applicable to Letters of Intent appearing below.

      The investor is making no commitment to purchase shares, but if the investor's purchases within thirteen months from the date of the investor's first purchase do not aggregate $50,000, or, if such purchases added to the investor's present holdings do not aggregate the minimum amount specified above, the investor will pay the increased amount of sales charge prescribed in the terms of escrow below.

      The commission to the dealer or broker, if any, named herein shall be at the rate applicable to the minimum amount of the investor's specified intended purchases checked above. If the investor's actual purchases do not reach this minimum amount, the commissions previously paid to the dealer will be adjusted to the rate applicable to the investor's total purchases. If the investor's purchases exceed the dollar amount of the investor's intended purchases and pass the next commission break-point, the investor shall receive the lower sales charge, provided that the dealer returns to the Distributor the excess of commissions previously allowed or paid to him over that which would be applicable to the amount of the investor's total purchases.

      The investor's dealer or broker shall refer to this Letter of Intent in placing any future purchase orders for the investor while this Letter is in effect.

      The escrow shall operate as follows:

1. Out of the initial purchase (or subsequent purchases if necessary), 3% of the dollar amount specified in the Letter of Intent shall be held in escrow in shares of the Fund by the Agent. All dividends and any capital distribution on the escrowed shares will be credited to the investor's account.

2. If the total minimum investment specified under the Letter is completed within a thirteen-month period, the escrowed shares will be promptly released to the investor. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

3. If the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, the investor must remit to the Agent an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. If such difference in sales charges is not paid within twenty days after receipt of a request from the Agent or the Dealer, the Agent will, within sixty days after the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Any shares remaining after such redemption will be released to the investor. The escrow of shares will not be released until any additional sales charge due has been paid as stated in this section.

4. By checking Box 3c and signing the Application, the investor irrevocably constitutes and appoints the Agent or the Distributor as his attorney to surrender for redemption any or all escrowed shares on the books of the Fund.


AUTOMATIC WITHDRAWAL PLAN PROVISIONS

By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.

1. The Agent will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.

2. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Fund. Any share certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificate may be held under the Plan.

3. Dividends and distributions will be reinvested in shares of the Fund at the Net Asset Value.

  4. Redemptions of shares in connection with disbursement payments will be made at the Net Asset Value per share in effect at the close of business on the first business day of the month or quarter.

5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent. The Planholder should allow at least two weeks time in mailing such notification before the requested change can be put in effect.

6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the Net Asset Value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Fund. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Fund, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.

9. In the event that the Agent shall cease to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

10.Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

INVESTMENT ADVISER
KPM Investment Management, Inc.
a subsidiary of Mutual of Omaha Insurance Company
10250 Regency Circle, Suite 200
Omaha, Nebraska 68114
and
One Norwest Center,
1700 Lincoln Street
Denver, Colorado 80203

SUB-ADVISER and ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Tucker Hart Adams
Arthur K. Carlson
R. Thayne Robson

OFFICERS
Lacy B. Herrmann, President
W. Dennis Cheroutes, Senior Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
Administrative Data Management Corp.
581 Main Street
Woodbridge, New Jersey 07095-1198

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue
New York, New York 10154

COUNSEL
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176


TABLE OF CONTENTS
Highlights.......................................2
Table of Expenses................................5
Financial Highlights.............................7
Introduction.....................................8
Investment Of The Fund's Assets..................8
Investment Restrictions.........................13
Net Asset Value Per Share.......................13
Alternative Purchase Plans......................14
How To Invest In The Fund.......................16
Distribution Plan...............................21
How To Redeem Your Investment...................23
Automatic Withdrawal Plan.......................26
Management Arrangements.........................26
Dividend And Tax Information....................29
Exchange Privilege..............................31
General Information.............................34
Application


Aquila
[LOGO]
Rocky
Mountain
Equity Fund

A capital appreciation investment

PROSPECTUS

April 30, 1996
as supplemented May 1, 1996
[LOGO]
One of The
Aquilasm Group Of Funds

               AQUILA ROCKY MOUNTAIN EQUITY FUND

                 Supplement to the prospectus
            for Class Y shares dated April 30, 1996
              previously supplemented May 1, 1996

The following material is added to "Highlights":

     Class Y Shares of the Fund are only offered for sale in certain states. (See "How to Invest in the Fund.") If Class Y Shares of the Fund are sold outside those states, except to certain institutional investors, the Fund may be required to redeem them.

The following material is added to "How to Invest in the Fund":

     At the date of this supplement, Class Y Shares of the Fund are available only in Arizona, Colorado, Montana and Utah. If you do not reside in one of these states you should not purchase shares of the Fund.
If shares are sold outside of these states, except to certain institutional investors, the Fund can redeem them. Such a redemption may result in a loss to you and may have tax consequences.

       The date of this supplement is December 27, 1996

                           Prospectus

                Aquila Rocky Mountain Equity Fund
                             [LOGO]

380 Madison Avenue                                 April 30, 1996
Suite 2300                            as supplemented May 1, 1996
New York, New York 10017
800-762-5955                                       Class Y Shares
212-697-6666


Aquila Rocky Mountain Equity Fund (the "Fund") is a mutual fund whose objective is capital appreciation. (See "Investment of the Fund's Assets.") It seeks to achieve its objective through investment in securities (primarily equity securities) of companies having a significant business presence in the general Rocky Mountain region of our country. See "Investment of the Fund's Assets."

     There are three classes of shares of the Fund: Institutional Class Shares ("Class Y Shares") are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are offered at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no distribution fee. (See "How to Purchase Class Y Shares.") The other classes, Front-Payment Class Shares ("Class A Shares") and Level-Payment Class Shares ("Class C Shares") are not offered by this Prospectus. See "General Information - Description of Classes."

     The Prospectus concisely states information about the Fund that you should know before investing. A Statement of Additional Information dated April 30, 1996 about the Fund (the "Additional Statement") has been filed with the Securities and Exchange Commission and is available without charge upon written request to Administrative Data Management Corp., the Fund's Shareholder Servicing Agent, at the address given below, or by calling the telephone number(s) given below. The Additional Statement contains information about the Fund and its management not included in this Prospectus. The Additional Statement is incorporated by reference in its entirety in this Prospectus. Only when you have read both the Prospectus and the Additional Statement are all material facts about the Fund available to you.

     SHARES OF THE FUND ARE NOT DEPOSITS IN, OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK. SHARES OF THE FUND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE.

     AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


      For Purchase, Redemption or Account inquiries contact
 The Fund's Transfer Agent: Administrative Data Management Corp.
           581 Main Street, Woodbridge, NJ 07095-1198
   Call 800-ROCKY-22 (800-762-5922) toll free or 908-855-5731

                      For General Inquiries
Call 800-ROCKY-55 (800-762-5955) toll free or 212-697-6666

This Prospectus Should Be Read and Retained For Future Reference

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HIGHLIGHTS

     Aquila Rocky Mountain Equity Fund (the "Fund") is a diversified, open-end mutual fund which continuously offers to sell or redeem its shares on any business day (see "How to Invest in the Fund" and "How to Redeem Your Investment"). The Fund's shares are designed to be a suitable investment for investors who seek capital appreciation, primarily through the securities of companies having a significant business presence in the Rocky Mountain Region of the country.

     The Fund's investment objective is capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of companies having a significant business presence in the general Rocky Mountain region of our country, consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming. It is anticipated that under normal circumstances, the Fund will invest at least 65%, and possibly up to 100%, of its total assets in equity securities issued by such companies. Companies with a significant business presence in the Rocky Mountain Region are defined as those companies (i) whose principal executive offices are located in the Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region. Since the Fund's objective is capital appreciation, it is not expected to provide any significant current income to investors from dividend or interest payments. (See "Table of Expenses" and "Investment of the Fund's Assets.")

     Investment Selection Criteria - The Fund will acquire only those equity securities which, at the time of purchase, the Adviser considers to be reasonably priced issues of financially sound companies possessing good growth characteristics and solid management. The Fund may also make other types of investments. (See "Investment of the Fund's Assets".)

     Regional Portfolio Management - KPM Investment Management, Inc. (the "Adviser") serves as the Fund's investment adviser. The Fund's portfolio is managed in the Adviser's Denver office. The firm provides professional investment advisory services to a broad base of clients and currently manages over $750 million of clients' assets of which approximately $475 million consists of equity investments. The Adviser is a wholly-owned subsidiary of Kirkpatrick, Pettis, Smith, Polian Inc. ("Kirkpatrick, Pettis") which is a full service investment firm serving institutional and retail markets through its investment banking, sales and trading facilities. The firm currently provides professional investment advisory services to a broad base of clients and investment banking services to corporate and public finance clients. Tracing its history to 1925, Kirkpatrick, Pettis currently staffs 9 offices in Colorado, Iowa, Kansas, Missouri, Nebraska and New York that serve primarily the midwest and Rocky Mountain regions. Since 1983, Kirkpatrick, Pettis has been a wholly-owned subsidiary of Mutual of Omaha Insurance Company.

     Aquila Management Corporation, the Fund's founder and Sub-Adviser and Administrator, is the founder of and serves as administrator for three other funds with a Rocky Mountain Region orientation: Tax-Free Trust of Arizona, with assets of $387 million, Tax-Free Fund of Colorado, with assets of $215 million and Tax-Free Fund For Utah, with assets of $29 million, all as of March 31, 1996. Through its Denver office, the Adviser currently acts as investment adviser for Tax-Free Fund of Colorado. See "Management Arrangements."

     Fee Arrangements - The Fund can pay fees at an annual rate of up to 0.70 of 1% of average annual net assets to its Adviser and up to 0.80 of 1% of average annual net assets to its Sub-Adviser and Administrator (for total fees at a rate of up to 1.50% of the first $15 million of average annual net assets). The overall rates of these fees decline as the asset size of the Fund increases. See "Advisory and Administration Fees." Some or all of these fees may be waived in the early development phase of the Fund. (See "Table of Expenses" and "Management Arrangements.")

     Diversification - The Fund will invest its assets in a number of different securities. Additionally, investments will be spread over a reasonably broad range of industries. Only the most affluent investors can achieve such diversification on their own among securities of Rocky Mountain Companies. In general, a diversified portfolio, such as is provided by the Fund, can be used to reduce your investment risk as compared with less diversified portfolios. See "Investment of the Fund's Assets."

     Initial Investment - You may open your account with any purchase of $1,000 or more or by opening an Automatic Investment Program which makes purchases of $50 or more each month. See the Application, which is in the back of the Prospectus. (See "How to Invest in the Fund.")

     Additional Investments - You may make additional investments at any time and in any amount, directly or, if in an amount of $50 or more, through the convenience of having your investment electronically transferred from your financial institution account into the Fund by Automatic Investment or Telephone
Investment. (See "How to Invest in the Fund.")

     Alternative Purchase Plans - The Fund provides alternative ways to invest. (See "Description of the Fund and its Shares.")
For this purpose the Fund offers classes of shares, which differ in their expense levels and sales charges:

          Institutional Class Shares ("Class Y Shares") are offered by this Prospectus. Class Y
          Shares are offered only to institutions
          acting for investors in a fiduciary,
          advisory, agency, custodial or similar
          capacity, and are not offered directly to retail customers. Class Y Shares are offered at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no distribution fee. (See "How to Purchase Class Y Shares.")

     The other classes, Front-Payment Class Shares ("Class A
Shares") and Level-Payment Class Shares ("Class C Shares"), are not offered by the Prospectus. See "General Information -
Description of the Fund and Its Shares."

     Redemptions - Liquidity - You may redeem any amount of your Class Y Shares on any business day at the next determined net asset value by telephone, FAX or mail request, with proceeds being sent to a predesignated financial institution, if you have elected Expedited Redemption. Proceeds will be wired or transferred through the facilities of the Automated Clearing House, wherever possible, upon request, if in an amount of $1,000 or more, or will be mailed. For these and other redemption procedures see "How to Redeem Your Investment." There are no redemption fees for redemption of Class Y Shares.

     Distributions from the Fund - Distribution of any income net of operating expenses or any net realized capital gains will be made annually. The Fund's net income and short-term capital gains are taxed as ordinary income, while long-term capital gains distributions are taxed to you as long-term capital gains, regardless of how long you have held your shares. See "Dividend and Tax Information."

     Convenience - Through ownership of a single security consisting of shares of the Fund, you achieve investment participation in a variety of Rocky Mountain Companies and are relieved of all the various inconveniences - including selecting, purchasing or selling, continuously monitoring, handling, and safekeeping - associated with direct investment in individual securities of those companies. The Fund handles all paperwork involved with share ownership, advising you of the Federal tax status of dividends and capital gains and providing you with simplified records. You receive statements of your account quarterly as well as each time you add to your investment or redeem part or all of it. Additionally, you receive a semi-annual report and an audited annual report.

     Exchanges - You may exchange Class Y Shares of the Fund into Class Y Shares of the Aquila-sponsored tax-free municipal bond mutual funds. You may also exchange them into shares of the Aquila-sponsored money market funds. The exchange prices will be the respective net asset values of the shares. (See "Exchange Privilege.")

     Risk Factors - The Fund seeks to provide you with capital appreciation over a period of time. The value of the Fund's shares will fluctuate due to changes in the equity markets and the proceeds of redemption of your shares may be more or less than your cost. The Fund's assets, being primarily or entirely invested in the securities of Rocky Mountain Companies, are subject to economic and other conditions affecting that area and it may have less diversification than funds without this investment policy. (See "Risks and Special Considerations Regarding Investment in the Rocky Mountain Region.") The Fund may also to a limited degree buy put options and buy and sell call options; there may be risks associated with these practices. (See "Options Transactions.")


                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                               TABLE OF EXPENSES

                                                                 Class Y
                                                                 Shares
Shareholder Transaction Expenses
   Maximum Sales Charge Imposed on Purchases ..................  None
   (as a percentage of offering price)
   Maximum Sales Charge Imposed on Reinvested Dividends .......  None
   Deferred Sales Charge ......................................  None
   Redemption Fees ............................................  None
   Exchange Fee ...............................................  None

Annual Fund Operating Expenses (1)(2)
(as a percentage of average net assets)
   Management Fees After Waivers ..............................  0.00%
   Other Expenses After Expense Reimbursement .................  1.66%
      Total Fund Operating Expenses After Expense
        Reimbursement and Fee Waivers .........................  1.66%


                                     1 year   3 years   5 years   10 years
Example (3)
You would pay the following expenses
on a $ 1,000 investment, assuming a
5% annual return and redemption at
the end of each time period:          $17       $52         $90      $197


(1) Estimated based upon expenses incurred by the Fund during its most recent fiscal year. During that period, only Class A Shares were outstanding.

(2) The Adviser and the Sub-Adviser and Administrator (the "Sub-Adviser") have undertaken to waive all their fees until the Fund attains an asset size of $10 million. After the Fund attains the asset size of $10 million, it is anticipated that certain fees for that fiscal year will be waived following a predetermined formula. If the Adviser and Sub-Adviser determine that it would be advisable to waive some or all of their fees, it is anticipated that as the asset size of the Fund increases, waivers would be progressively reduced so that when assets exceed approximately $25 million a substantial portion or all of these fees would be paid. Since the Fund's inception, the Sub-Adviser, in its sole discretion, has been reimbursing some or all of the Fund's other operating expenses. Without fee waiver and expense reimbursement, the operating expenses of the Fund for the fiscal year ended December 31, 1995 would have been incurred at the following annual rates for Class
Y Shares: management fees, 1.50%, and other expenses, 8.73%, resulting in Total Fund Operating Expenses of 10.23%. If the Fund remains at the same asset size as on the date of this Prospectus (approximately $1.8 million) and the Sub-Adviser reimburses expenses as it currently intends, then, based upon expenses for the fiscal year ended December 31, 1995, the annual rate at which the Fund incurs Total Fund Operating Expenses will be 2.29% for Class Y Shares.

(3) The expense example is based upon the above estimated annual Fund operating expenses. It is also based upon amounts at the beginning of each year which includes the prior year's assumed results. A year's results consist of an assumed 5% annual return less total operating expenses; the expense ratio was applied to an assumed average balance (the year's starting investment plus one-half the year's results). Each figure represents the cumulative expenses so determined for the period specified.



THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF
PAST
OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE
SHOWN. THE SECURITIES AND EXCHANGE COMMISSION SPECIFIES THAT ALL
MUTUAL
FUNDS USE THE 5% ANNUAL RATE OF RETURN FOR PURPOSES OF PREPARING
THE
ABOVE EXAMPLE. THE ASSUMED 5% ANNUAL RETURN SHOULD NOT BE
INTERPRETED AS A
PREDICTION OF AN ACTUAL RETURN, WHICH MAY BE HIGHER OR LOWER.

The purpose of the above table is to assist the investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. Although not obligated to do so, those entitled to investment advisory and administration fees expect to waive a portion or all of those fees in the early stages of the Fund's existence and Aquila Management Corporation, the organizer and Sub-Adviser of the Fund, may reimburse the Fund for various expenses; the above table reflects one possible such arrangement and should not be considered as a commitment or prediction that any fees, or that any particular portion of fees, will be waived, or that any particular expenses will be reimbursed. (See "Management Arrangements" for a more complete description of the various investment advisory and administration fees.)


The following historical financial information applies only to shares of the Fund which have been designated Class A Shares, upon adoption of the class structure described in the Prospectus.
Class A Shares are not offered by this Prospectus. Similar information does not exist for Class Y Shares which are offered by this Prospectus.

                AQUILA ROCKY MOUNTAIN EQUITY FUND
                      FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

     The following table of Financial Highlights has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is included in the Fund's financial statements contained in its Annual Report, which are incorporated by reference into the Additional Statement. The information provided in the table should be read in conjunction with the financial statements and related notes.

                                     Year Ended   Period Ended
                                    December 31,  December 31,
                                        1995         1994**
Net Asset Value,
  Beginning of Period...............  $11.06        $11.43

Income from Investment Operations:
  Net investment
  income (loss).....................  (0.07)          ---
  Net gain (loss) on securities
  (both realized and unrealized)....   2.25         (0.37)
  Total from Investment
  Operations........................   2.18         (0.37)

Less Distributions:
  Dividends from net investment
  income............................  (0.01)          ---
  Distributions from capital gains..  (0.10)          ---
  Total Distributions...............  (0.11)          ---

Net Asset Value, End of Period......  $13.13        $11.06

Total Return (not reflecting
  sales load).......................  19.68%        (3.24)% +

Ratios/Supplemental Data
  Net Assets, End of Period
  (in thousands)....................  $1,737         $530
  Ratio of Expenses to Average
  Net Assets........................   1.91%         1.19% *
  Ratio of Net Investment Income
  to Average Net Assets............. (0.60)%          ---
  Portfolio Turnover Rate...........  15.14%         2.95% +

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:

Net Investment Income (loss)........  $(1.12)         $---
Ratio of Expenses to Average
Net Assets #........................  10.48%          18.20% *
Ratio of Net Investment Income to
Average Net Assets..................  (9.17)%          ---


** For the period from July 22, 1994 (commencement of operations) to December 31, 1994.

+    Not annualized.

*    Annualized.

# These ratios were annualized based on average net assets of $1,239,752 and $453,768, respectively. In general, as the Fund's net assets increase, the expense ratio will decrease.


                AQUILA ROCKY MOUNTAIN EQUITY FUND

                          INTRODUCTION

     Aquila Rocky Mountain Equity Fund is a diversified, open-end mutual fund which continuously offers to purchase or redeem its shares on any business day (see "How to Invest in the Fund" and "How to Redeem Your Investment.") The Fund's shares are designed to be a suitable investment for investors who seek capital appreciation primarily through the equity securities of companies operating in the Rocky Mountain region of the country.

     The Fund provides you with the opportunity to have the benefits of a diversified and professionally managed portfolio of securities intended to allow participation in the economic development of the Rocky Mountain Region. Through the convenience of a single security consisting of shares of the Fund, you are relieved of all the various inconveniences - including selecting, purchasing or selling, continuously monitoring, handling, and safekeeping - associated with direct investment in individual securities of various Rocky Mountain Companies.

     The Fund was organized by Aquila Management Corporation (the "Sub-Adviser") which has provided administrative and/or investment advisory services to various mutual funds founded by it since 1984. It currently acts as administrator to thirteen Aquila-sponsored funds, including the Fund, with combined net assets as of December 31, 1995 in excess of $2.7 billion. Continuous and active portfolio management of the Fund is provided by its regionally-located investment adviser, KPM Investment Management, Inc.

                 INVESTMENT OF THE FUND'S ASSETS

     The Fund's investment objective, which is a fundamental policy of the Fund, is to purchase and hold securities for capital appreciation. There is no assurance that the Fund will achieve its objective. The Fund does not expect to receive dividends of sufficient size to enable it to provide investors with any significant amount of current income and during at least its early years expects to apply all of such income to Fund operating expenses so that none will be available for distribution to shareholders.

     In the Prospectus and Additional Statement, the general area consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming is called the "Rocky Mountain Region." The Fund seeks to achieve its objective by investing primarily in equity securities of companies ("Rocky Mountain Companies") having a significant business presence in the Rocky Mountain Region. It is anticipated that under normal circumstances, the Fund will invest at least 65%, and possibly up to 100%, of its total assets in securities issued by such companies.

     For purposes of this Prospectus, companies with a significant business presence in the Rocky Mountain Region are defined as those companies (i) whose principal executive offices are located in the Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region. In determining that companies have a significant business presence in the Rocky Mountain Region, the Adviser may rely on any publicly available information about those companies that it considers reliable. There may be risks associated with this investment policy. (See "Risk Factors and Special Considerations.")

     As used in the Prospectus, the term "equity securities" means (i) common stocks and (ii) preferred stocks, bonds, debentures and notes convertible into common stocks. Under normal conditions, it is anticipated that the Fund will invest at least 65%, and possibly up to 100%, of its total assets in such securities. The Fund may also, to a limited extent, make certain other types of investments. (See below.)

     In unusual market conditions when the Adviser believes a defensive posture for the Fund's investments is warranted, the Fund may temporarily invest a portion or all of its assets in high quality fixed-income securities such as U.S. Treasury securities, corporate bonds or high grade short-term money-market securities, without geographic or percentage limitation. Only corporate securities rated "A" or equivalent by a nationally recognized statistical rating organization will be purchased. See the Additional Statement for a description of these organizations and an explanation of their ratings.

     Since the practice of many growth-oriented companies in which the Fund will invest is to reinvest most or all of their earnings in the development of their business, the Fund does not expect to receive dividends enabling it to provide investors with any significant amount of current income.

     In general, the Fund will take a long-term approach toward investing. Accordingly, the turnover rate will normally be consistent with this approach. (See "Portfolio Turnover.") At times the Fund may make investments for short-term purposes. Also, under changing market conditions, the Fund may dispose of portfolio securities whenever the Adviser deems such action advisable without regard to the length of time the securities have been held.

     In selecting investments for the Fund, the Adviser will generally employ the investment philosophy of seeking to invest in established, financially sound, well-managed Rocky Mountain Companies whose securities it considers to be selling at a reasonable price relative to their growth rate and anticipated future values. Emphasis will be placed upon selection of Rocky Mountain Companies whose securities are selling at lower than average prices; other securities may be selected whose issuers the Adviser believes are experiencing better than average growth. It is anticipated that a number of factors will be considered in investment selection, including but not limited to: product characteristics and market potential, operating ratios, management abilities, intrinsic value of securities, securities' market action, and the overall economic, monetary, political and market environment. The Adviser currently focuses on approximately 300-400 Rocky Mountain Companies from which it selects investments for the Fund's portfolio.

     Although the Fund may invest in large capitalization companies, it is anticipated that the companies represented in the Fund's portfolio will be primarily those having middle size to smaller size market capitalization which the Adviser believes offer the potential of capital appreciation due to their overall characteristics. These companies are likely to be less well known because they are smaller in size, have smaller capitalizations, and have a lesser number of shares traded. The prices of securities of such companies may be more volatile than the prices of securities of issuers which are more mature, have larger capitalizations and whose securities are more actively traded.

Convertible Securities

     The Fund may invest up to 25% of its net assets in convertible securities, primarily of Rocky Mountain Companies, if the Adviser believes there is potential of capital growth through the conversion option and greater investment income prior to conversion. Only convertible securities rated investment grade by a nationally recognized statistical rating organization will be purchased. Not more than 5% of the Fund's net assets may be invested in such securities having the lowest of the four investment grade ratings. Obligations rated in the fourth such credit rating are considered by the rating agencies to be of medium quality and thus may present investment risks not present in more highly rated obligations. Such bonds lack outstanding investment characteristics and may in fact have speculative characteristics as well; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. See the Additional Statement for a description of these organizations and an explanation of their ratings.

     A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the dividends received from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords the opportunity through its conversion feature to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Warrants

     The Fund may also invest up to 5% of its net assets, as determined at time of purchase, in warrants of Rocky Mountain Companies. Warrants entitle the holder to purchase a fixed number of shares of the common stock of the issuer at a fixed price during certain specified times. The value of the warrants from time to time depends upon the market evaluation of the likelihood that exercise of the warrants would be economically advantageous before they expire. The market price of warrants tends to be more volatile than that of the underlying common stock.

Options Transactions

     The Fund may purchase put and write (i.e., sell) call options and purchase call options for hedging purposes or in order to generate additional income or for taking a position in a security deemed attractive by the Adviser. The Fund will purchase or write options only on equity securities that are traded on national securities exchanges or that are listed on NASDAQ (NASDAQ options). The Fund may purchase put and write call options only on equity securities which are held in the Fund's investment portfolio or to close out positions. Additionally, the Fund may purchase calls on securities which are not in the Fund's portfolio or to close out positions.

     The Fund will not (a) write call options if immediately after any such transaction, the aggregate value of the securities underlying the calls would exceed 20% of the Fund's net assets, or (b) purchase put or call options if, immediately after such purchases, the premiums paid for all such options owned at the time would exceed 5% of the Fund's net assets. The Fund may write put options, but only to close out positions. See the Additional Statement for a description of these instruments and their uses.

     While the Fund may engage in puts and calls to a limited extent, there are certain risks associated with this activity that are different than investing in the underlying securities directly (see the Additional Statement). Option transactions involve risks and transaction costs which the Fund would not incur if it did not engage in option transactions. If the Adviser's predictions of movements in the direction of the securities markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options include dependence upon the Adviser's ability to predict correctly movements in the direction of securities prices and the possible absence of a liquid secondary market for any particular instrument at any time. See the Additional Statement for a description of these and other risks with respect to option transactions.

Lending of Portfolio Securities

     In order to generate additional income, the Fund may lend portfolio securities, up to 25% of the net assets, to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will enter into loan arrangements only with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Fund's Board of Trustees and will receive collateral in the form of cash or short-term U.S. Government securities equal at least to 100% of the value of the securities loaned. The value of the collateral and the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. However, the amounts received by the Fund may be reduced by any finders' fee paid to broker-dealers and any other related expenses.

Borrowings by the Fund

     The Fund can borrow money for temporary or emergency purposes from a bank. The Fund will not borrow amounts in excess of 10% of net assets and will not purchase securities if borrowings are equal to or greater than 5% of net assets. The Fund intends primarily to exercise such borrowing authority to meet any abnormal level of shareholder redemptions and under circumstances where redemptions exceed available cash.

Repurchase Agreements

     The Fund may purchase securities subject to repurchase agreements, provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by at least one nationally recognized statistical rating organization. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Fund.

     Under a repurchase agreement, at the time the Fund purchases a security, the Fund also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

     Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Fund or its custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in book entry system, the book entry is maintained in the name of the Fund or its custodian.

     The Fund retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party. However, in the event of bankruptcy or other default by the other party, there may be possible delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest.

Shares of Investment Companies

     The Fund may purchase shares of investment companies with money market portfolios which are any of the money-market funds in the Aquilasm Group of Funds. As of the date of the Prospectus these funds are Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Treasuries Cash Assets Trust (Original Shares) and Churchill Cash Reserves Trust. The Fund will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which the Fund invests may have a distribution plan under which it may pay for distribution expenses or services. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which the Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of the Fund so invested. The Fund may not invest in the shares of investment companies if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.

Risk Factors and Special Considerations

     While the Fund will be actively managed to seek growth of your capital, the value of the Fund's shares will fluctuate as a result of equity market factors. On redemption the value of your shares may be more or less than your cost.

     There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial conditions and profitability of the underlying company. Smaller companies may experience different growth rates and higher failure rates than those of larger companies having longer operating histories. Moreover, the stock price movements of smaller companies may experience more volatility than those of larger and more mature companies.

     There are two types of risk associated with owning debt securities: interest rate risk and credit risk. Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline and if interest rates fall, the value of debt securities will normally increase. All debt securities, including U.S. Government securities, which are generally considered to be the most creditworthy of all debt obligations, are subject to interest rate risk. Securities with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities.

     Credit risk relates to the ability of the issuer to make periodic interest payments and ultimately repay principal at maturity. The Fund does not intend to hold corporate debt securities unless the opportunities for capital appreciation and income, combined, remain attractive.

Risks and Special Considerations Regarding the Rocky Mountain Region

     The Fund's assets, being primarily or entirely invested in the securities of Rocky Mountain Companies, are subject to economic and other conditions affecting the various states which comprise the Rocky Mountain Region.

     The states of the Rocky Mountain Region are characterized by wide differences in climate, great distances and relatively low population density. In some areas, availability of water is a factor of considerable importance in economic development and water issues will likely affect the growth and prosperity of much of the Region in the future. Originally heavily oriented toward the exploitation of natural resources, in recent years the economies of the states of the Rocky Mountain Region have shifted toward more diversity with increases in tourism, high technology and the service sector. The region has been characterized in recent years by population growth and immigration from other areas of the United States. Some of the states in the Rocky Mountain Region have experienced growth rates above the national averages.

     Because of the large size of the Rocky Mountain Region, the above factors may have varying importance from one state to another. It is not possible to predict what effect they may individually or collectively have on any particular company in which the Fund may choose to invest.

     In addition, companies with headquarters in the Rocky Mountain Region or with a significant business presence in the Region may also have significant business interests, sales and assets outside of the Region and may thus be subject to other economic influences. Because the Fund will invest most, and may invest all, of its assets in Rocky Mountain Companies, it may have less diversification than funds without this investment policy.

Portfolio Turnover

     Given the Fund's orientation to capital appreciation, it is not expected that the Fund's portfolio turnover rate will exceed
60%. See the Additional Statement.

                     INVESTMENT RESTRICTIONS

     The Fund has a number of policies about what it can and cannot do. Certain of these policies, identified in the Prospectus and Additional Statement as "fundamental policies," cannot be changed unless the holders of a "majority," as defined in the 1940 Act, of the Fund's outstanding shares vote to change them. All other policies can be changed from time to time by the Board of Trustees without shareholder approval. Some of the more important of the Fund's fundamental policies, not otherwise identified in the Prospectus, are set forth below; others are listed in the Additional Statement.

1. The Fund has industry investment requirements.

     The Fund cannot buy securities in any one industry if more than 25% of its total assets would then be invested in securities of that industry.

2. The Fund can make loans only by lending securities or entering into repurchase agreements.

     The Fund can lend its portfolio securities (see "Lending of Portfolio Securities") and can enter into repurchase agreements (see "Repurchase Agreements") but cannot otherwise make loans. The Fund can buy debt securities as described above (see "Investment of the Fund's Assets"); this is investing, not making a loan.

3. The Fund can borrow only in limited amounts for special purposes.

     The Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Fund's income. Except in connection with borrowings, the Fund will not issue senior securities. The Fund will not purchase any security while it has any outstanding borrowings which exceed 5% of the value of its total assets.

                    NET ASSET VALUE PER SHARE

     The Fund's net asset value and offering price per share are determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open (a "business day"). The close of the principal exchanges or other markets on which some of the Fund's portfolio securities are traded may be later than 4:00 p.m. The net asset value per share is determined by dividing the value of the net assets (i.e., the value of the assets less liabilities) by the total number of shares outstanding. Determination of the value of the Fund's assets is subject to the direction and control of the Fund's Board of Trustees. Securities listed on a national securities exchange or designated as national market system securities are valued at the last prior sale price or, if there has been no sale that day, at the bid price. The value of other securities is in general based on market value, except that short-term investments maturing in 60 days or less are generally valued at amortized cost; see the Additional Statement for further information.

                    HOW TO INVEST IN THE FUND

     Institutional Class Shares (Class Y Shares) are offered only to institutional investors for investments held in a fiduciary, advisory, agency, custodial or similar capacity, or through them to their clients, and are not offered directly to retail customers. Class Y Shares are offered at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no distribution fee.

How to Purchase Class Y Shares

     Class Y Shares of the Fund may be purchased through any investment broker or dealer (a "selected dealer") which has a sales agreement with Aquila Distributors, Inc. (the "Distributor") or through the Distributor. There are two ways to make an initial investment: (i) order the shares through your investment broker or dealer, if it is a selected dealer; or (ii) mail the Application with payment to Administrative Data Management Corp. (the "Agent") at the address on the Application. There is no sales charge on initial or subsequent investments. You are urged to complete an Application and send it to the Agent so that expedited shareholder services can be established at the time of your investment.

     The minimum initial investment for Class Y Shares is $1,000, except as otherwise stated in the Prospectus or Additional Statement. You may also make an initial investment of at least $50 by establishing an Automatic Investment Program for automatic investments of at least $50 per month and paying at least $50. (See below and "Automatic Investment Program" in the Application.) Such investment must be drawn in United States dollars on a United States commercial or savings bank or credit union or a United States branch of a foreign commercial bank (each of which is a "Financial Institution"). You may make subsequent investments in Class Y Shares in any amount (unless you have an Automatic Withdrawal Plan). Your subsequent investment may be made through a selected dealer or by forwarding payment to the Agent, with the name(s) of account owner(s), the account number and the name of the Fund. With subsequent investments, please send the pre-printed stub attached to the Fund's confirmations.

     Subsequent investments of $50 or more in Class Y Shares can be made by electronic funds transfer from your demand account at a Financial Institution. To use electronic funds transfer for your purchases, your Financial Institution must be a member of the Automated Clearing House and the Agent must have received your completed Application designating this feature, or, after your account has been opened, a Ready Access Features form available from the Distributor or the Agent. A pre-determined amount can be regularly transferred for investment ("Automatic Investment"), or single investments can be made upon receipt by the Agent of telephone instructions from anyone ("Telephone Investment"). The maximum amount of each Telephone Investment is $50,000. Upon 30 days' written notice to shareholders, the Fund may modify or terminate these investment methods at any time or charge a service fee, although no such fee is currently contemplated.

     The offering price for Class Y Shares is the net asset value per share. The offering price determined on any day applies to all purchase orders received by the Agent from selected dealers that day, except that orders received by it after 4:00 p.m. New York time will receive that day's offering price only if such orders were received by selected dealers from customers prior to such time and transmitted to the Distributor prior to its close of business that day (normally 5:00 p.m. New York time); if not so transmitted, such orders will be filled at the next determined offering price. Selected dealers are required to transmit orders promptly. Investments by mail are made at the offering price next determined after receipt of the purchase order by the Agent. Purchase orders received on other than a business day will be executed on the next succeeding business day. Purchases by Automatic Investment and Telephone Investment will be executed on the first business day occurring on or after the date an order is considered received by the Agent at the price determined on that day. In the case of Automatic Investment your order will be executed on the date you specified for investment at the price determined on that day. If that day is not a business day your order will be executed at the price determined on the next business day. In the case of Telephone Investment your order will be filled at the next determined offering price. If your order is placed after the time for determining the net asset value of the Fund's shares for any day it will be executed at the price determined on the following business day. The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Distributor when the Distributor judges it in the Fund's best interest to do so.

Possible Compensation for Dealers

     The Distributor, at its own expense, may also provide additional compensation to dealers in connection with sales of any class of shares of the Fund. Additional compensation may include payment or partial payment for advertising of the Fund's shares, payment of travel expenses, including lodging, incurred in connection with attendance at sales seminars taken by qualifying registered representatives to locations within or outside of the United States, other prizes or financial assistance to securities dealers in offering their own seminars or conferences. In some instances, such compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of such shares. Dealers may not use sales of the Fund's shares to qualify for the incentives to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. The cost to the Distributor of such promotional activities and such payments to participating dealers will not exceed the amount of the sales charges in respect of sales of all classes of shares of the Fund effected through such participating dealers, whether retained by the Distributor or reallowed to participating dealers. No such additional compensation to dealers in connection with sales of shares of the Fund will affect the price you pay for shares or the amount that the Fund will receive from such sales. Any of the foregoing payments to be made by the Distributor may be made instead by the Administrator out of its own funds, directly or through the Distributor.

     Brokers and Dealers may receive different levels of compensation for selling different classes of shares.

Confirmations and Share Certificates

     All purchases of shares will be confirmed and credited to you in an account maintained for you at the Agent in full and fractional shares of the Fund (rounded to the nearest 1/1000th of a share). No share certificates will be issued for Class Y
Shares.

     The Fund and the Distributor reserve the right to reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

                        DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") under Rule 12b-1 (the "Rule") under the 1940 Act. The Rule provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a written plan adopted under the Rule. No payments under the Plan from assets represented by Class Y Shares are authorized.

     The Plan contains provisions designed to protect against any claim against or involving the Fund that some of the expenses which might be considered to be sales-related which the Fund pays or may pay come within the purview of the Rule. The Fund believes that except for payments made with respect to Class A Shares and Class C Shares it is not financing any such activity and does not consider any payment enumerated in such provisions as so financing any such activity. If and to the extent that any payment as specifically listed in the Plan (see the Additional Statement) is considered to be primarily intended to result in or as indirect financing of any activity which is primarily intended to result in the sale of Fund shares, these payments are authorized under the Plan. In addition, if the Sub-Adviser, out of its own funds, makes payment for distribution expenses such payments are authorized. See the Additional Statement.

                  HOW TO REDEEM YOUR INVESTMENT

     You may redeem all or any part of your Class Y Shares at the net asset value next determined after acceptance of your redemption request at the Agent. Redemptions can be made by the various methods described below. There is no minimum period for any investment in the Fund, except for shares recently purchased by check, Automatic Investment or Telephone Investment as discussed below. There are no redemption fees or penalties on redemption of Class Y Shares. A redemption may result in a transaction taxable to you.

     For your convenience the Fund offers expedited redemption for Class Y Shares to provide you with a high level of liquidity for your investment.

Expedited Redemption Methods
(Non-Certificate Shares)

     You have the flexibility of two expedited methods of initiating redemptions. They are available as to shares of any class not represented by certificates.

     1. By Telephone. The Agent will accept instructions by telephone from anyone to redeem shares and make payments

          a) to a Financial Institution account you have predesignated or

          b) by check in the amount of $50,000 or less, mailed to you, if your shares are registered in your name at the Fund and the check is sent to your address of record, provided that there has not been a change of your address of record during the 30 days preceding your redemption request. You can make only one request for telephone redemption by check in any 7-day period.

     See "Redemption Payments" below for payment methods. Your name, your account number and your address of record must be supplied.

     To redeem an investment by this method, telephone:

     Toll-free 800-ROCKY-22 (800-762-5922) or 908-855-5731.

     Note: The Fund, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     2. By FAX or Mail. You may also request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, by FAX at 908-855-5730 or by mail at 581 Main Street, Woodbridge, NJ 07095-1198, indicating account name(s), account number, amount to be redeemed, and any payment directions, signed by the registered holder(s). Signature guarantees are not required. See "Redemption Payments" below for payment methods.

     If you wish to use the above procedures you should so elect on the Expedited Redemption section of the Application or the Ready Access Features form and provide the required information concerning your Financial Institution account number. The Financial Institution account must be in the exclusive name(s) of the shareholder(s) as registered with the Fund. You may change the designated Financial Institution account at any time by completing and returning a Ready Access Features form. For protection of your assets, this form requires signature guarantees and possible additional documentation.

Regular Redemption Method

     If you own Class Y Shares registered on the books of the Fund, and you have not elected Expedited Redemption to a predesignated Financial Institution account, you must use the Regular Redemption Method. Under this redemption method you should send a letter of instruction to: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, 581 Main Street, Woodbridge, NJ 07095-1198, containing:

          Account Name(s);

          Account Number;

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed;

          Payment instructions (normally redemption proceeds will be mailed to your address as registered with the Fund);

          Signature(s) of the registered shareholder(s); and

          Signature guarantee(s), if required, as indicated below.

     For a redemption request to be in "proper form," the signature or signatures must be the same as in the registration of the account. In a joint account, the signatures of both shareholders are necessary. Signature guarantees may be required if sufficient documentation is not on file with the Agent. Additional documentation may be required where shares are held by certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by other than the shareholder of record. If redemption proceeds of $50,000 or less are payable to the record holder and are to be sent to the record address, no signature guarantee is required, except as noted above. In all other cases, signatures must be guaranteed by a member of a national securities exchange, a U.S. bank or trust company, a state-chartered savings bank, a federally chartered savings and loan association, a foreign bank having a U.S. correspondent bank, a participant in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange, Inc. Medallion Signature Program (MSP). A notary public is not an acceptable signature guarantor.

Redemption Payments

     Redemption payments will ordinarily be mailed to you at your address of record. If you so request and the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House to the Financial Institution account specified in the Expedited Redemption section of your Application or Ready Access Features form. The Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. The Fund has no present intention of making this charge. Upon 30 days' written notice to shareholders, the Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, it may charge you a fee for this service.

     The Fund will normally make payment for all shares redeemed on the next business day (see "Net Asset Value Per Share") following acceptance of the redemption request made in compliance with one of the redemption methods specified above. Except as set forth below, in no event will payment be made more than seven days after acceptance of such a redemption request. However, the right of redemption may be suspended or the date of payment postponed (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists which causes disposal of, or valuation of the net asset value of, the portfolio securities to be unreasonable or impracticable; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment for redemption of shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the Financial Institution on which the purchase check was drawn, or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Possible delays in payment of redemption proceeds can be eliminated by using wire payments or Federal Reserve drafts to pay for purchases.

     If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. See the Additional Statement for details.

     The Fund has the right to compel the redemption of shares held in any account if the aggregate net asset value of such shares is less than $500 as a result of shareholder redemptions or failure to meet the minimum investment level under an Automatic Purchase Program. If the Board elects to do this, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

                    AUTOMATIC WITHDRAWAL PLAN

     You may establish an Automatic Withdrawal Plan if you own or purchase Class Y Shares of the Fund having a net asset value of at least $5,000.

     Under an Automatic Withdrawal Plan you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder account. Redemption of shares to make payments under the Automatic Withdrawal Plan will give rise to a gain or loss for tax purposes. See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus, the Additional Statement under "Automatic Withdrawal Plan," and "Dividend and Tax Information" below.

                     MANAGEMENT ARRANGEMENTS

The Board of Trustees

     The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Additional
Statement lists the Fund's Trustees and officers and provides further information about them.

The Advisory Agreement

     KPM Investment Management, Inc. (the "Adviser") supervises the investment program of the Fund and the composition of its portfolio. Through its Denver office, the Adviser currently serves as investment adviser for Tax-Free Fund of Colorado, a tax-free municipal bond fund which was also founded and sponsored by Aquila Management Corporation.

     The services of the Adviser are rendered under an Investment Advisory Agreement (the "Advisory Agreement") which provides, subject to the control of the Board of Trustees, for investment supervision. The Advisory Agreement states that the Adviser shall, at its expense, provide to the Fund all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement. At the Adviser's expense the Adviser shall provide for pricing of the Fund's portfolio daily using a pricing service or other source of pricing information satisfactory to the Fund and, unless otherwise directed by the Board of Trustees, for pricing of the Fund's portfolio at least quarterly using another such source satisfactory to the Fund.

     Under the Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Fund and of those Trustees, if any, who are affiliated with the Adviser. Under the Advisory Agreement, the Fund bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under the Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Sub-Adviser under the Sub-Advisory and Administration Agreement or by the Fund's Distributor (principal underwriter) are paid by the Fund. The Advisory Agreement lists examples of such expenses borne by the Fund, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Fund and its shares under Federal and State securities laws, interest, taxes and brokerage commissions, and non-recurring expenses, including litigation.

     Under the Advisory Agreement, the Fund pays an Advisory fee computed on the net asset value of the Fund as set forth in the table that appears below.

     The Advisory Agreement contains provisions as to the allocation of the portfolio transactions of the Fund; see the Additional Statement. In general, the primary consideration in effecting transactions for the Fund is obtaining the most favorable prices and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser has complete freedom as to the markets in which and the broker-dealers through whom (acting on an agency basis or as principal) it operates to seek this result. The Adviser may consider a number of factors in determining which broker-dealers to use. These factors, which are more fully discussed in the Additional Statement, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. The Adviser is authorized to consider sales of shares of the Fund.

The Sub-Advisory and Administration Agreement

     Aquila Management Corporation, founder of the Fund, serves as Sub-Adviser and Administrator (the "Sub-Adviser") for the Fund under a Sub-Advisory and Administration Agreement (the "Sub-Advisory and Administration Agreement"). The Sub-Adviser is the founder of and serves as administrator for three other funds oriented to the Rocky Mountain Region: Tax-Free Trust of Arizona, with assets of $387 million, Tax-Free Fund of Colorado, with assets of $215 million and Tax-Free Fund For Utah, with assets of $29 million, all as of March 31, 1996.

     At its own expense, the Sub-Adviser provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Sub-Adviser.

     Under the Sub-Advisory and Administration Agreement, subject to the control of the Fund's Board of Trustees, the Sub-Adviser provides such advisory services to the Fund, in addition to those services provided by the Adviser, as the Sub-Adviser deems appropriate.

     Under the Sub-Advisory and Administration Agreement, subject to the control of the Fund's Board of Trustees, the Sub-Adviser provides all administrative services to the Fund other than those relating to its investment portfolio handled by the Adviser under the Advisory Agreement. Such administrative services include, but are not limited to, overseeing all relationships between the Fund and its various support organizations including the transfer agent, custodian, legal counsel, auditors and principal underwriter. Its services include the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Fund and for the sale, servicing, or redemption of the Fund's shares. Additionally, the Sub-Adviser either keeps the accounting and other books and records of the Fund, including the computation of net asset value per share and the dividends (utilizing daily pricing of the securities in the Fund's portfolio performed by the Adviser under the Advisory Agreement) or, at its expense and responsibility, delegates such duties in whole or in part to a company satisfactory to the Fund. See the Additional Statement for a further description of functions listed in the Sub-Advisory and Administration Agreement as part of such duties.

     Under the Sub-Advisory and Administration Agreement, subject to the control of the Fund's Board of Trustees, the Sub-Adviser provides sub-advisory services to the Fund, which include review of the investment activities of the Fund, and may include providing the Adviser and the Fund with material relevant to the investment in securities of issuers in various states. Although such event is not anticipated, if the Advisory Agreement were terminated, the Sub-Adviser would assume the duties of managerial investment adviser, in addition to continuing its duties as sub-adviser and administrator, subject to and in compliance with the 1940 Act and the rules thereunder. In such event, it would be paid an additional fee at the rate currently paid to the Adviser. See the Additional Statement.

     The Sub-Advisory and Administration Agreement contains provisions as to the Sub-Adviser's allocation of the portfolio transactions of the Fund similar to those in the Advisory
Agreement; see the Additional Statement.

     Under the Sub-Advisory and Administration Agreement, the
Fund pays a sub-advisory and administration fee computed on the net asset value of the Fund as described in the table below.

Advisory and Sub-Advisory Fees

     Under the Advisory Agreement and the Sub-Advisory and Administration Agreement, the Fund pays fees to the Adviser and Sub-Adviser which are payable monthly and computed on the net asset value of the Fund at the end of each business day at different levels, depending on the net assets of the Fund. The aggregate annual rate of the fees payable with respect to net assets at different levels are set forth in the following table:



                          Aggregate Annual Rates

                                        Sub-Advisory and
Fund Net Assets          Advisory Fee   Administration Fee  Total Fees
Up to $15 million.....   0.70 of 1%     0.80 of 1%          1.50%

$15 million up to
   $50 million........   0.55 of 1%     0.65 of 1%          1.20%

Above $50 million.....   0.40 of 1%     0.50 of 1%          0.90%



     The Adviser and the Sub-Adviser may each waive all or part of their respective fees during the early development phase of the Fund. The combined fees paid by the Fund to the Adviser and the Sub-Adviser are higher than those paid by most other investment companies. In authorizing such fees, the Board of Trustees considered a number of factors including the difficulties of managing a portfolio oriented primarily to the Rocky Mountain Region, and the expertise with respect to that area possessed by both the Adviser and the Sub-Adviser.

     The Adviser and Sub-Adviser have each agreed that their respective fees shall be reduced, but not below zero, by an amount equal to their respective pro-rata portions (based upon the aggregate fees of the Adviser and the Sub-Adviser) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, exceed the most restrictive expense limitation imposed upon the Fund in the states in which shares are then eligible for sale. At the present time none of the states in which the Fund's shares will be sold have any such limitation.

Information about the Adviser,
the Sub-Adviser and the Distributor

     The Adviser provides professional investment advisory services to a broad base of clients and currently manages over $750 million in clients' assets, of which approximately $450 million consists of equity investments. The Adviser is a wholly-owned subsidiary of Kirkpatrick, Pettis, Smith, Polian Inc. ("Kirkpatrick, Pettis"), which is a full service investment firm serving institutional and retail markets through its investment banking, sales and trading facilities.

     The Fund's portfolio is managed in the Adviser's Denver office. Mr. John Henry Schonewise is the Fund's Portfolio Manager. He has been a Vice President of the Adviser since 1994. From 1992 to 1994, he was Vice President and a portfolio manager of Banc One Investment Advisors Corporation. From 1985 through 1992, he was a portfolio manager at United Bank of Denver (now Norwest Bank, Denver). He holds a B.S. in Business Administration from the University of Nebraska at Lincoln and a M.A. in Economics from the University of Kansas.

     Tracing its history to 1925, Kirkpatrick, Pettis currently staffs 9 offices in Colorado, Iowa, Kansas, Missouri, Nebraska and New York that serve primarily the midwest and Rocky Mountain regions. Its principal office is located at 10250 Regency Circle, Omaha, NE 68114 and its Denver office is located at One Norwest Center, 1700 Lincoln Street, Denver, CO 80203. Since 1983, the Adviser has been a wholly-owned subsidiary of Mutual of Omaha Insurance Company, whose principal office is at Mutual of Omaha Plaza, Omaha, NE 68175.

     The Fund's founder, Sub-Adviser and Administrator is administrator to the Aquilasm Group of Funds, which consists of 13 funds, seven tax-free municipal bond funds, five money market funds and the Fund. As of December 31, 1995, these funds had aggregate assets of approximately $2.7 billion, of which approximately $800 million consisted of assets of money market funds and $1.9 billion consisted of assets of the tax-free bond funds. The Sub-Adviser, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann (directly, through a trust and through share ownership by his wife). See the Additional Statement for information on Mr. Herrmann.

     During the fiscal year ended December 31, 1995, the Fund accrued fees to the Adviser and Sub-Adviser respectively of $8,679 and $9,981. All of such fees were waived. In addition, the Sub-Adviser agreed to reimburse $86,185 of the Fund's expenses.

     The Distributor currently handles the distribution of the shares of thirteen funds, five money market funds, seven tax-free municipal bond funds and the Fund. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

     At the date of this Prospectus, there is a proposed transaction whereby all of the shares of the Distributor, which are currently owned by Mr. Herrmann, will be owned by certain directors and/or officers of the Sub-Adviser and/or the Distributor, including Mr. Herrmann.

                  DIVIDEND AND TAX INFORMATION

     The Fund distributes dividends from net investment income on an annual basis following the end of its fiscal year, which is December 31st. If the Fund has had net long-term capital gains or net short-term capital gains for the year, it distributes dividends on those items at the same time. Short-term capital gains include the gains from the disposition of securities held less than one year, the premiums from expired call options written by the Fund and net gains from closing transactions with respect to such options. If required by tax laws to avoid excise or other taxes, dividends and/or capital gains distributions may be made more frequently. Dividends and other distributions for all classes of the Fund's shares are calculated at the same time and in the same manner. In addition, the dividends of each class can vary because each class will bear certain class-specific charges.

     Unless you request otherwise by letter addressed to the Agent or by filing an appropriate Application prior to a given ex-dividend date, dividends and distributions will be automatically reinvested in full and fractional shares of the Fund at net asset value on the record date for the dividend or distribution or other date fixed by the Board of Trustees. An election to receive cash will continue in effect until written notification of a change is received by the Agent. All shareholders, whether their dividends are received in cash or are being reinvested, will receive a quarterly account summary indicating the current status of their investment. There is no fixed dividend rate.

Tax Information

     The Fund intends to qualify for taxation as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code. As such, the Fund will not be taxed on its net investment income or its net realized capital gains, if any, to the extent they have been distributed to the Fund's shareholders. Distributions from the Fund's net income and net short-term capital gains are taxed as ordinary income. If the Fund has net long-term capital gains which are greater than its net short-term capital loses, it will distribute the excess and such distribution will be taxed to you as long-term capital gains, regardless of how long you have held your shares. Although distributions will be made in January, you must report the income or capital gain on your return for the prior calendar year, assuming you file your returns on a calendar year basis.

     For purposes of Federal income tax, certain options, if any, held by the Fund at the end of its fiscal year generally will be treated as having been sold at market value. As a general rule any gain or loss on such contracts will be treated as 60% long-term and 40% short-term. See the Additional Statement for more details on the tax aspects of options. Dividends paid by the Fund will qualify for the dividends received deduction for corporations only to the extent that they represent payment of qualifying dividend income received by the Fund. Shortly after the end of each calendar year, the Fund will send you a statement of the amount and nature of net income and capital gains.

     Distributions from the Fund, whether ordinary income or capital gain in nature, will be taxable to you whether you take them in cash or have them automatically reinvested in shares of the Fund.

     The Fund will be obliged to withhold certain percentages of distributions and pay over the amounts to the Internal Revenue
Service in either of two instances:

     (1) if you do not supply the Fund or the institution through which you receive distributions with your correct taxpayer identification number, which for most individuals is their Social Security number, the Fund will have to withhold 31% on ordinary income dividends, capital gains dividends and redemption payments; and

     (2) if you are a non-resident alien or foreign entity, the Fund will have to withhold 30% (or a lower rate if provided by treaty with the country in which the alien or entity resides) of such payments.

Tax Effects of Redemptions

     Normally, when you redeem shares of the Fund you will recognize capital gain or loss measured by the difference between the proceeds received in the redemption and the amount you paid for the shares. The gain or loss will be long-term if you held the redeemed shares for over a year, and short-term if for a year or less.

     The above information is a summary of the tax treatment that will be applied to the Fund and its distributions. If you have any questions, you should contact your tax adviser, particularly in connection with state and local taxes.

                       EXCHANGE PRIVILEGE

     There is an exchange privilege as set forth below among this Fund and certain tax-free municipal bond funds (the "Bond or Equity Funds") and certain money market funds (the "Money-Market Funds"), all of which are in the Aquilasm Group of Funds and have the same Administrator and Distributor as the Fund. All exchanges are subject to certain conditions described below. As of the date of the Prospectus, the Bond or Equity Funds are this Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Money-Market Funds are Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Treasuries Cash Assets Trust (Original Shares) and Churchill Cash Reserves Trust.

     Class Y Shares of the Fund may be exchanged only for Class Y
Shares of the Bond or Equity Funds or for shares of a Money-
Market Fund.

     Under the Class Y exchange privilege, once Class Y Shares of any Bond or Equity Fund have been purchased, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times between Money-Market Funds and Class Y Shares of the Bond or Equity Funds without the payment of any sales charge.

     The "Class Y Eligible Shares" of any Bond or Equity Fund are those shares which were (a) acquired by direct purchase including by exchange by an institutional investor from a Money-Market Fund, or which were received in exchange for Class Y Shares of another Bond or Equity Fund; or (b) acquired as a result of reinvestment of dividends and/or distributions on otherwise Class Y Eligible Shares. Shares of a Money-Market Fund not acquired in exchange for Class Y Eligible Shares of a Bond or Equity Fund can be exchanged for Class Y Shares of a Bond or Equity Fund only by persons eligible to make an initial purchase of Class Y Shares.

     This Fund, as well as the Money-Market Funds and other Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Fund may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired and (iii) the ownership of the accounts from which and to which the exchange is made are identical.

     The Agent will accept telephone exchange instructions from anyone. To make a telephone exchange telephone:

      800-ROCKY-22 (800-762-5922) toll free or 908-855-5731

     Note: The Fund, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     Exchanges of Class Y Shares will be effected at the relative net asset values of the Class Y Shares being exchanged next determined after receipt by the Agent of your exchange request. Prices for exchanges are determined in the same manner as for purchases of the Fund's shares. See "How to Invest in the Fund."

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period (see the Additional Statement); no representation is made as to the deductibility of any such loss should such occur.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that a portion or all of the dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free Money-Market Fund) are exempt from regular Federal income tax, and to the extent that a portion or all of the dividends paid by Pacific Capital U.S. Treasuries Cash Assets Trust (which invests in U.S. Treasury obligations) are exempt from state income taxes. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal Bond Fund or a tax-free Money-Market Fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a Bond Fund or a tax-free Money-Market Fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

                       GENERAL INFORMATION

Performance

     Advertisements, sales literature and communications to shareholders may contain various measures of the Fund's performance, including various expressions of total return.

     Average annual total return figures, as prescribed by the Securities and Exchange Commission, represent the average annual percentage change in value of a hypothetical $1,000 purchase, invested at the maximum public offering price (offering price includes any applicable sales charge) for 1- and 5-year periods and for a period since the inception of the Fund, to the extent applicable, through the end of such periods, assuming reinvestment (without sales charge) of all distributions. The Fund may also furnish total return quotations for other periods or based on investments at various applicable sales charge levels or at net asset value. For such purposes total return equals the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. See the Additional Statement.

     Performance figures are based upon past performance, reflect as appropriate all recurring charges against Fund income net of fee waivers and reimbursement of expenses, if any, and will assume the payment of the maximum sales charge on the purchase of shares, but not on reinvestment of income dividends for which the Fund does not impose a sales charge.

     The investment results of the Fund, like those of all other investment companies, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what the Fund's total return may be in any future period.

Description of the Fund and Its Shares

     The Fund is an open-end, diversified management investment company organized in 1993 as a Massachusetts business trust. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. If they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Fund may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order). The Board of Trustees may also, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights.

     The other two classes of shares of the Fund are Front-Payment Class Shares ("Class A Shares") and Level-Payment Class Shares ("Class C Shares"), which are fully described in a separate prospectus that can be obtained by calling the Fund at 800-ROCKY-55 (800-762-5955) toll free or 212-697-6666.

     The primary distinction among the Fund's three classes of shares lies in their different sales charge structures and ongoing expenses, which are likely to be reflected in differing yields and other measures of investment performance. All three classes represent interests in the same portfolio of securities and have the same rights, except that each class bears the separate expenses, if any, of its Distribution Plan and has exclusive voting rights with respect to its Plan. There are no distribution fees with respect to Class Y Shares.

     Dividends and other distributions paid by the Fund with respect to shares of each class are calculated in the same manner and at the same time, but may differ depending upon the distribution and service fees, if any, and other class-specific expenses borne by each class.

     The Fund's Distribution Plan has three parts. In addition to the defensive provisions described above, Parts I and II of the Plan authorize payments, to certain "Qualified Recipients," out of the Fund's assets allocable to the Class A Shares and Class C Shares, respectively. See the Additional Statement. The Fund has also adopted a Shareholder Services Plan under which the Fund is authorized to make certain payments out of the Fund's assets allocable to the Class C Shares. See the Additional Statement.

     Of the shares of the Fund outstanding on April 10, 1996, the Sub-Adviser held of record 8,768 shares (7.1%) and M.
Quackenbush, 25 Corticelli Street, Florence, MA held of record
8,306 shares (6.7%) all of which were Class A Shares. Except for the last, the Fund has no information to indicate that the foregoing record holdings are not also beneficial.

     See the notes to the "Statement of Assets and Liabilities" in the Additional Statement for information as to the amortization of the Fund's organizational and start-up expenses.

Voting Rights

     At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. See the Additional Statement for information about shareholder voting if the Fund were in the future to have more than one portfolio (series). No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Fund except that the Fund's Board of Trustees may change the name of the Fund. The Fund may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Fund, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Fund. If not so terminated, the Fund will continue indefinitely.

               Application for Aquila Rocky Mountain Equity Fund
                            For Class Y Shares only
                Please complete steps 1 through 4 and mail to:
                      ADM, Attn: Aquilasm Group of Funds
                  581 Main Street, Woodbridge, NJ 07095-1198
                             Tel. #1-800-762-5922


STEP 1 ACCOUNT REGISTRATION

A. REGISTRATION

___Individual  (Use line 1)
___Joint Account*  (Use lines 1&2)
___For a Minor (Only one custodian and one minor permitted.)
   (Use line 3)
___For Trust, Corporation, Partnership or other Entity  (Use line 4)
* Joint Accounts will be Joint Tenants With Rights of Survivorship unless otherwise specified.

Please type or print name exactly as account is to be registered 1.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
2.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
3.________________________________________________________________
  Custodian's First Name      Middle Initial          Last Name
Under the _________Uniformed Gifts/Transfers to Minors Act.
            State
Custodian for ____________________________________________________
               Minor's First Name    Middle Initial    Last Name
                                     _____________________________
                                       Minor's Social Security No.
4. __________________________________________________________________
(Name of Corporation or Partnership. PLEASE INDICATE TYPE OF ORGANIZATION. If a Trust, include the name and date of the Trust Instrument. The name(s) of the Trustees in which account will be registered should be listed below. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)
______________________________________________________________________
Tax I.D. Number      Trustee(s) or Authorized Individual       Title


B. MAILING ADDRESS AND TELEPHONE NUMBER
__________________________________________________________________________
 Street or P.O. Box           City          State           Zip Code

(_______)_________________________________________________________________
Area Code      Daytime Telephone #      Occupation

__________________________________________________________________________
Employer's Name/Employer's Address        City               State

Citizen or resident of U.S.___ Other___
Check here___ if you are a non U.S. citizen or resident and not subject to back-up withholding. See certification in Step 4.


C. INVESTMENT DEALER OR BROKER:
(Important - to be completed by Dealer or Broker)

__________________________________________________________________________
Dealer Name                                  Branch Office Address
__________________________________________________________________________
Branch Office City/State                     Branch #
__________________________________________________________________________
Representative's Name    Rep #
(_______)_________________________________________________________________
Area Code      Telephone #              [Agent Use: Dealer # / Branch #]


STEP 2 PURCHASES OF SHARES

A. INITIAL INVESTMENT

Indicate Method of Payment (For either method, make check payable to: Aquila Rocky Mountain Equity Fund)

___Initial Investment  $ ______________ (Minimum investment $1,000)

___Automatic Investment $______________ (Minimum $50)

For Automatic Investment of at least $50 per month, you must complete Step 3, Section A, Step 4, Sections A & B and ATTACH
A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.

B. DISTRIBUTIONS

All income dividends and capital gains distributions will be reinvested in additional shares at Net Asset Value unless otherwise indicated below.

Dividends are to be:___ Reinvested  ___Paid in cash*
Capital Gains Distributions are to be: ___ Reinvested ___ Paid in cash*
    * For cash dividends, please choose one of the following options:

___Wire directly into my financial institution account, ATTACHED IS
   A VOIDED CHECK showing the account information where I would like the dividend deposited.

___Mail check to my address listed in Step 1a.


STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
(Check appropriate box)
___ Yes ___ No

    This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your Aquila Rocky Mountain Equity Fund Account. To establish this program, please complete Step 4, Sections A & B of this Application.

I/We wish to make regular monthly investments of $ _________________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

B. TELEPHONE INVESTMENT
(Check appropriate box)
___ Yes ___ No

    This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Fund toll-free at 1-800-ROCKY-22. To establish this program, please complete Step 4, Sections A & B of this Application.
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

C. AUTOMATIC WITHDRAWAL PLAN
(Minimum investment $5,000)

Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
(Check appropriate box)
___ Yes ___ No

    Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, Administrative
Data Management Corp. (the "Agent") is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

Dollar Amount of each withdrawal $ ______________beginning________________ .
                                   Minimum: $50             Month/Year

Payments to be made: ___ Monthly or ___ Quarterly

___ Mail check to my address listed in Step 1a.


D. TELEPHONE EXCHANGE
 (Check appropriate box)
___ Yes ___ No
This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds by telephone.

    The Agent is authorized to accept and act upon my/our or any other persons telephone instructions to execute the exchange of shares of one Aquila-sponsored fund for shares of another Aquila-sponsored fund with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorneys fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.

E. EXPEDITED REDEMPTION
(Check appropriate box)
___ Yes ___ No
The proceeds will be deposited to your Financial Institution account listed.

    Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this
Fund account is registered.
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK).
_______________________________   ____________________________________
  Account Registration            Financial Institution Account Number
_______________________________   ____________________________________
  Financial Institution Name      Financial Institution Transit/Routing
                                                                Number
_______________________________   ____________________________________
  Street                            City   State Zip


STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, Administrative Data Management Corp., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits. I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number _______________________________________

Name and Address where my/our account is maintained

Name of Financial Institution______________________________________________

Street Address_____________________________________________________________

City___________________________________________State _________ Zip ________

Name(s) and Signature(s) of Depositor(s) as they appear where account is registered

______________________________________________
        (Please Print)
X_____________________________________________  __________________
        (Signature)                                    (Date)

______________________________________________
        (Please Print)
X_____________________________________________  __________________
        (Signature)                                    (Date)

                        INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated
  Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.

STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Fund and has received and read a current Prospectus of the Fund and agrees to its terms.

- I/We authorize the Fund and its agents to act upon these instructions for the features that have been checked.

- I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Fund and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Fund and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Fund account and to charge the account for any related charges. I/We acknowledge that shares purchased either through Automatic Investment or Telephone Investment are subject to applicable sales charges.

- The Fund, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Fund, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*

__________________________     ____________________________     _________
Individual (or Custodian)      Joint Registrant, if any            Date
__________________________     ____________________________     _________
Corporate Officer, Partner,    Title                               Date
Trustee, etc.

* For Trust, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

- Certain features (Automatic Investment, Telephone Investment,
  Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Fund's Agent.

- You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

- Either the Fund or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

- The Fund reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.

BANKING INFORMATION

- If your Financial Institution account changes, you must complete a Ready Access features form which may be obtained from Aquila Distributors at 1-800-ROCKY-55 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Fund's Agent.

AUTOMATIC WITHDRAWAL PLAN PROVISIONS

By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.

1. The Agent will administer the Automatic Withdrawal Plan
   (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.

2. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Fund. Any share certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificate may be held under the Plan.

3. Dividends and distributions will be reinvested in shares of the Fund at Net Asset Value without a sales charge.

4. Redemptions of shares in connection with disbursement payments will be made at the Net Asset Value per share in effect at the close of business on the last business day of the month or quarter.

5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent.
   The Planholder should allow at least two weeks time in mailing such notification before the requested change can be put in effect.

6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the Net Asset Value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Fund. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Fund, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.

9. In the event that the Agent shall cease to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

10.Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.


page>


INVESTMENT ADVISER
KPM Investment Management, Inc.
a subsidiary of Mutual of Omaha Insurance Company
10250 Regency Circle, Suite 200
Omaha, Nebraska 68114
and
One Norwest Center,
1700 Lincoln Street
Denver, Colorado 80203

SUB-ADVISER and ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Tucker Hart Adams
Arthur K. Carlson
R. Thayne Robson

OFFICERS
Lacy B. Herrmann, President
W. Dennis Cheroutes, Senior Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
Administrative Data Management Corp.
581 Main Street
Woodbridge, New Jersey 07095-1198

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue
New York, New York 10154

COUNSEL
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

TABLE OF CONTENTS
Highlights.......................................2
Table of Expenses................................5
Financial Highlights.............................6
Introduction.....................................7
Investment Of The Fund's Assets..................7
Investment Restrictions.........................12
Net Asset Value Per Share.......................13
How To Invest In The Fund.......................13
Distribution Plan...............................15
How To Redeem Your Investment...................15
Automatic Withdrawal Plan.......................17
Management Arrangements.........................18
Dividend And Tax Information....................21
Exchange Privilege..............................22
General Information.............................23
Application


Aquila
[LOGO]
Rocky
Mountain
Equity Fund

A capital appreciation investment

PROSPECTUS

April 30, 1996
as supplemented May 1, 1996
[LOGO]
One of The
Aquilasm Group Of Funds